UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-5221

Seligman Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 06/30/04

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.

SELIGMAN PORTFOLIOS, INC.
Semi-Annual Report June 30, 2004

Seligman Portfolios, Inc.
Mid-Year Report June 30, 2004

Seligman Portfolios, Inc.
Dear Contract Owner:

J. & W. Seligman & Co. Incorporated, Manager of Seligman Portfolios, Inc., is pleased to provide the enclosed report for the six months ended June 30, 2004. Portfolio information and financial statements are contained in the pages following this letter.

We thank you for your continued support of Seligman Portfolios, Inc. and look forward to serving your investment needs for many years to come.

Respectfully,

William C. Morris
Chairman
J. & W. Seligman & Co. Incorporated

August 13, 2004

Manager	Independent Registered Public	General Counsel
J. & W. Seligman & Co. Incorporated 100 Park Avenue New York, New York 10017	Accounting Firm Ernst & Young LLP	Sullivan & Cromwell LLP

General Distributor	Subadviser	Custodians
Seligman Advisors, Inc. 100 Park Avenue New York, New York 10017	(to Seligman Global Growth Portfolio, Seligman Global Smaller Companies Portfolio, and Seligman International Growth Portfolio) Wellington Management Company, LLP 75 State Street Boston, MA 02109	JPMorgan Chase Bank State Street Bank and Trust Company

Seligman Global Smaller Companies Portfolio — Portfolio Management
Effective June 7, 2004, Wellington Management International Ltd. ("Wellington International"), an affiliate of Wellington Management Company, LLP ("Wellington Management"), subadviser to Seligman Global Smaller Companies Portfolio, began providing investment management services to a portion of the Portfolio. Wellington Management continues to provide subadvisory services to the Portfolio. Mr. Edward L. Makin of Wellington International manages the non-North American portion of the Portfolio, while Mr. Jamie A. Rome of Wellington Management manages the North American portion of the Portfolio. Both Mr. Makin and Mr. Rome have been co-managing the Portfolio since Wellington Management began providing subadvisory services in September 2003.

Proxy Voting
A description of the policies and procedures used by the Fund to determine how to vote proxies relating to portfolio securities, as well as information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available to shareholders (i) without charge, upon request, by calling toll-free 800-221-2450 in the US or collect 212-682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.

1

Seligman Portfolios, Inc.
Portfolio Overview (unaudited)

Largest Portfolio Changes† During the Six Months Ended June 30, 2004

Seligman Capital Portfolio
Largest Purchases	Largest Sales
ARAMARK (Class B)*	AmeriTrade Holding**
The Sports Authority*	Network Associates**
AES*	CSX**
Avaya*	Rockwell Automation**
DST Systems*	Staples**
AGCO*	Fastenal**
Fisher Scientific International*	Affymetrix
Biomet	MeadWestvaco
Airgas*	Biogen Idec
Manpower*	Univision Communications (Class A)**

Seligman Common Stock Portfolio
Largest Purchases	Largest Sales
Verizon Communications*	SPDR Trust (Series 1)**
Carnival*	Royal Caribbean Cruises**
Coca-Cola*	Merrill Lynch
Crown Castle International*	Goldman Sachs Group
Computer Associates International*	National Semiconductor**
Merck*	Weyerhaeuser
Autodesk*	International Game Technology**
American Tower (Class A)*	Tribune**
The Bank of New York*	Prudential Financial
Andrew*	eBay

Seligman Communications and Information Portfolio
Largest Purchases	Largest Sales
MEMC Electronic Materials*	Autodesk**
BMC Software	Lexmark International (Class A)
Avocent*	Symantec
Maxim Integrated Products*	INAMED**
Citrix Systems	Becton, Dickinson**
VERITAS Software*	Affiliated Computer Services (Class A)**
Oracle*	Quest Diagnostics
Cisco Systems	Intersil (Class A)**
Advanced Micro Devices	Take-Two Interactive Software
Lam Research*	First Data**

Seligman Frontier Portfolio
Largest Purchases	Largest Sales
Chemed*	Investors Financial Services**
Brocade Communications Systems*	Advance Auto Parts**
Epicor Software*	Packeteer**
York International*	Respironics**
Powerwave Technologies*	Ligand Pharmaceuticals**
Lincoln Electric Holdings*	Dade Behring Holdings**
Zoran*	Chico’s FAS**
Mattson Technology*	IDX Systems**
Avocent*	Manhattan Associates**
Answerthink*	Enterasys Networks**

______________
See footnotes on page 8.

2

Seligman Portfolios, Inc.
Portfolio Overview (unaudited)

Seligman Global Growth Portfolio

Largest Portfolio Changes† During the Six Months Ended June 30, 2004

Largest Purchases	Largest Sales
Alcatel*	Guidant**
Vivendi Universal*	Siemens**
Nintendo*	ABB**
XM Satellite Radio Holdings (Class A)	Atlas Copco**
Schering-Plough*	Bank One**
Procter & Gamble*	Altria Group**
Apple Computer*	Forest Laboratories**
Elan (ADR)*	Merrill Lynch**
First Data*	Boston Scientific**
eBay*	Deutsche Bank**

Diversification of Net Assets by Industry***
June 30,  2004

				Percent of Net Assets
				June 30,	December 31,
	Issues	Cost	Value	2004	2003
Common Stocks:
Automobiles and Components	2	$54,526	$56,414	2.0	1.9
Banks	4	117,002	130,293	4.6	3.4
Capital Goods	4	146,875	171,566	6.1	13.0
Commercial Services and Supplies	4	162,118	184,036	6.5	3.1
Communications Equipment	5	248,972	343,432	12.1	5.0
Computers and Peripherals	2	60,016	69,003	2.4	1.3
Consumer Durables and Apparel	1	21,461	20,075	0.7	1.9
Consumer Staples	8	300,693	325,590	11.5	6.9
Diversified Financials	1	39,897	37,200	1.3	7.0
Energy	3	74,918	81,225	2.9	6.8
Health Care	8	330,242	427,670	15.1	15.3
Hotels, Restaurants and Leisure	1	4,388	4,349	0.2	1.0
Insurance	3	125,301	126,454	4.5	3.3
Media	3	142,486	150,147	5.3	5.0
Metals and Mining	—	—	—	—	1.8
Retailing	7	237,086	260,819	9.2	4.6
Semiconductors and Semiconductor Equipment	1	17,692	16,460	0.6	3.5
Software and Services	6	260,762	297,468	10.5	5.0
Telecommunication Services	3	56,233	54,846	1.9	5.0
Transportation	1	12,626	12,926	0.5	1.1
	67	2,413,294	2,769,973	97.9	95.9
Other Assets Less Liabilities	—	60,089	60,435	2.1	4.1
Net Assets	67	$2,473,383	$2,830,408	100.0	100.0
_____________
See footnotes on page 8.

3

Seligman Portfolios, Inc.
Portfolio Overview (unaudited)

Seligman Global Smaller Companies Portfolio

Largest Portfolio Changes† During the Six Months Ended June 30, 2004
Largest Purchases	Largest Sales
Hutchinson Technology*	EMI Group**
Misys*	Kirin Beverage**
Credence Systems*	FamilyMart**
Alstom*	Quicksilver Resources**
Northgate Exploration*	Fielmann**
NewAlliance Bancshares*	InVision Technologies**
KFX*	Komori**
LG Household and Health Care*	Telefonica Publicidad de Informacion**
Hochtief*	Clariant**
Sypris Solutions*	AFC Enterprises**

Diversification of Net Assets by Industry***
June 30,  2004

				Percent of Net Assets
				June 30,	December 31,
	Issues	Cost	Value	2004	2003
Common Stocks:
Automobiles and Components	2	$43,749	$53,176	0.9	1.2
Capital Goods	21	528,824	567,669	9.1	7.3
Chemicals	7	140,995	149,783	2.4	3.4
Commercial Services and Supplies	9	224,405	245,813	3.9	3.2
Communications Equipment	10	181,253	149,507	2.4	1.7
Computers and Peripherals	3	151,668	109,872	1.8	1.2
Construction Materials	1	15,163	16,552	0.3	0.6
Consumer Durables and Apparel	6	174,924	188,816	3.0	4.0
Consumer Staples	15	349,770	416,817	6.7	9.8
Electronic Equipment and Instruments	6	168,324	166,541	2.7	1.0
Energy	15	319,291	395,074	6.3	4.6
Financials	47	1,070,908	1,167,955	18.7	15.4
Health Care Equipment and Supplies	12	274,760	308,415	4.9	4.3
Health Care Providers and Services	4	55,866	86,056	1.4	2.3
Hotels, Restaurants and Leisure	—	—	—	—	0.9
Media	15	339,604	353,673	5.7	8.1
Metals and Mining	6	182,254	221,485	3.5	2.1
Paper and Forest Products	1	26,387	25,840	0.4	—
Pharmaceuticals and Biotechnology	21	488,295	502,324	8.0	7.3
Retailing	8	218,934	226,023	3.6	8.8
Semiconductors and Semiconductor Equipment	8	224,109	220,506	3.5	2.8
Software and Services	16	383,782	369,830	5.9	4.0
Telecommunication Services	2	63,272	62,352	1.0	1.8
Transportation	5	119,034	118,886	1.9	2.2
Utilities	3	75,016	80,809	1.3	0.9
	243	5,820,587	6,203,774	99.3	98.9
Other Assets Less Liabilities	—	36,828	43,263	0.7	1.1
Net Assets	243	$5,857,415	$6,247,037	100.0	100.0

_____________
See footnotes on page 8.

4

Seligman Portfolios, Inc.
Portfolio Overview (unaudited)

Seligman Global Technology Portfolio

Largest Portfolio Changes† During the Six Months Ended June 30, 2004
Largest Purchases	Largest Sales
Oracle*	Autodesk**
Avocent*	Lexmark International (Class A)
MEMC Electronic Materials*	Oki Electric Industry**
Avid Technology*	Fujikura**
VERITAS Software*	Omron**
Check Point Software Technologies*	Interflex**
Microsoft	Affiliated Computer Services (Class A)**
BMC Software	Nippon Telegraph & Telephone "NTT"**
FileNet*	Symantec
Magma Design Automation*	King Yuan Electronics**

Diversification of Net Assets by Industry***
June 30,  2004

				Percent of Net Assets
				June 30,	December 31,
	Issues	Cost	Value	2004	2003
Common Stocks:
Application Software	9	$1,044,625	$1,122,094	10.0	9.5
Capital Goods	—	—	—	—	2.9
Commercial Services and Supplies	—	—	—	—	0.9
Communications Equipment	8	860,777	958,014	8.6	4.5
Computers and Peripherals	9	919,890	1,028,814	9.2	8.7
Construction and Engineering	1	29,790	30,038	0.3	—
Consumer Durables and Apparel	3	206,395	230,000	2.1	3.8
Data Processing and Outsourced Services	2	216,869	232,817	2.1	3.5
Electronic Equipment and Instruments	7	627,489	741,408	6.6	11.0
Financials	1	61,505	56,875	0.5	0.7
Health Care	6	721,089	918,805	8.2	7.0
Home Entertainment Software	1	47,642	61,190	0.5	1.5
IT Consulting and Other Services	6	887,614	856,501	7.6	5.6
Materials	1	61,964	56,624	0.5	1.5
Media	—	—	—	—	0.4
Office Electronics	3	349,415	374,655	3.3	3.0
Retailing	1	193,646	172,055	1.5	1.2
Semiconductors and Semiconductor Equipment	17	1,851,840	1,882,946	16.8	17.0
Systems Software	8	1,780,386	2,034,233	18.2	8.9
Telecommunication Services	1	94,312	87,895	0.8	3.4
	84	9,955,248	10,844,964	96.8	95.0
Put Options Purchased	—	—	—	—	0.1
Other Assets Less Liabilities	—	357,465	357,258	3.2	4.9
Net Assets	84	$10,312,713	$11,202,222	100.0	100.0

_____________
See footnotes on page 8.

5

Seligman Portfolios, Inc.
Portfolio Overview (unaudited)

Largest Portfolio Changes† During the Six Months Ended June 30, 2004

Seligman High-Yield Bond Portfolio
Largest Purchases	Largest Sales
SBA Telecommunications 0% (9.75%), 12/15/2011*	Georgia-Pacific 8.875%, 5/15/2031**
Williams Companies 6.75%, 4/15/2009*	NBC Acquisition 10.75%, 2/15/2009**
Georgia-Pacific 7.50%, 5/15/2006*	Qwest Services 13.50%, 12/15/2010
Nalco Financial Holdings 0% (9%), 2/1/2014*	AES 9.375%, 9/15/2010
Crown Castle International 10.75%, 8/1/2011*	Triton PCS 8.75%, 11/15/2011**
Xerox 9.75%, 1/15/2009*	Dobson Communications 8.875%, 10/1/2013**
Nextel Communications 9.375%, 11/15/2009*	SBA Communications 10.25%, 2/1/2009**
Seminis Vegetable Seeds 10.25%, 10/1/2013*	Northwest Airlines 9.875%, 3/15/2007**
Harrah's Operating 7.875%, 12/15/2005*	Crown Cork & Seal 8%, 4/15/2023
EchoStar 6.375%, 10/1/2011*	Millennium America 7.625%, 11/15/2026**

Seligman Income and Growth Portfolio
Largest Purchases	Largest Sales
FHLMC 4.50%, 8/1/2033*	FNMA 3.875%, 11/17/2008**
FNMA 5.24%, 8/7/2018*	Sprint Capital 7.125%, 1/30/2006**
General Motors:	General Motors Acceptance 4.375%, 12/10/2007**
7.125%, 7/15/2013*	General Mills 2.625%, 10/24/2006**
8.375%, 7/15/2033*	Royal Caribbean Cruises**
FHLB 5%, 5/13/2011*	FNMA 3.25%, 8/15/2008**
Entergy Gulf States 5.25% 8/1/2015*	FHLMC 3.25%, 2/25/2008**
Carnival*	Goldman Sachs Group
US Treasury Notes 3.125%, 4/15/2009*	FHLMC 4.75%, 10/11/2012**
Coca-Cola*	Merrill Lynch
Private Export Funding 5.685%, 5/15/2012*

Seligman International Growth Portfolio
Largest Purchases	Largest Sales
Alcatel	ABB**
Nintendo*	Siemens**
BP*	Atlas Copco**
Trend Micro*	Wanadoo**
Telefónica*	Burberry Group**
GUS*	Empresa Brasileira de Aeronautica "Embraer" (ADR)**
Research In Motion	MMC Norilsk Nickel (ADR)**
DaimlerChrysler*	EMI Group**
Essilor International	Compass Group**
Dixons Group*	Schering**

_____________
See footnotes on page 8.

6

Seligman Portfolios, Inc.
Portfolio Overview (unaudited)

Diversification of Net Assets by Industry***
June 30,  2004

Seligman International Growth Portfolio

				Percent of Net Assets
				June 30,	December 31,
	Issues	Cost	Value	2004	2003
Common Stocks:
Automobiles and Components	4	$164,143	$169,966	4.6	4.5
Banks	2	62,642	64,624	1.7	2.7
Capital Goods	5	216,179	257,014	7.0	16.4
Chemicals	—	—	—	—	0.8
Commercial Services and Supplies	1	44,459	46,382	1.3	—
Communications Equipment	4	375,971	527,494	14.3	4.6
Consumer Durables and Apparel	3	122,914	114,152	3.1	6.5
Consumer Staples	6	332,099	345,259	9.4	2.7
Diversified Financials	—	—	—	—	2.6
Energy	5	244,056	248,944	6.7	5.6
Health Care	3	253,017	414,599	11.2	9.2
Hotels, Restaurants and Leisure	1	25,325	33,128	0.9	3.1
Insurance	3	238,586	245,690	6.7	5.8
Media	3	193,196	205,419	5.6	6.0
Metals and Mining	—	—	—	—	2.9
Real Estate	1	38,723	51,801	1.4	1.4
Retailing	6	334,594	356,238	9.6	7.4
Semiconductors and Semiconductor Equipment	1	22,115	20,575	0.6	2.6
Software and Services	5	260,043	294,901	8.0	4.2
Telecommunication Services	2	89,723	86,311	2.3	5.2
Transportation	1	29,530	30,160	0.8	2.4
	56	3,047,315	3,512,657	95.2	96.6
Other Assets Less Liabilities	—	175,087	175,760	4.8	3.4
Net Assets	56	$3,222,402	$3,688,417	100.0	100.0
Largest Portfolio Changes† During the Six Months Ended June 30, 2004

Seligman Investment Grade Fixed Income Portfolio
Largest Purchases	Largest Sales
US Treasury Notes 4.25%, 11/15/2013*	Sprint Capital 7.125%, 1/30/2006**
FHLMC 4.50%, 8/1/2033*	General Motors Acceptance 4.375%, 12/10/2007**
FNMA 5.24%, 8/7/2018*	General Mills 2.625%, 10/24/2006**
FHLMC 4.25%, 5/4/2009*	General Electric 5%, 2/1/2013**
General Motors 8.375%, 7/15/2033*	Kellogg 2.875%, 6/1/2008**
FHLB 5%, 5/13/2011*	Citigroup 6%, 10/31/2033**
US Treasury Notes 3.125%, 4/15/2009*	American General Finance 3%, 11/15/2006**
Private Export Funding 5.685%, 5/15/2012*	Time Warner 7.625%, 4/15/2031**
Entergy Gulf States 5.25%, 8/1/2015*	AT&T 8.75%, 11/15/2031**
Morgan Stanley 3.875%, 1/15/2009*	Capital One Bank 4.875%, 5/15/2008**

_____________
See footnotes on page 8.

7

Seligman Portfolios, Inc.
Portfolio Overview (unaudited)

Largest Portfolio Changes†
During the Six Months Ended June 30, 2004

Seligman Large-Cap Growth Portfolio
Largest Purchases	Largest Sales
AFLAC*	Dow Chemical**
Caterpillar*	Allstate**
Computer Associates International	Cisco Systems
Kohl’s*	Motorola**
Abbot Laboratories	Forest Laboratories**
Deere*	Walt Disney**
PepsiCo*	American International Group
First Data*	Praxair**
United Technologies*	Weyerhaeuser**
InterActive*	International Business Machines

Seligman Large-Cap Value Portfolio
Largest Purchases	Largest Sales
U.S. Bancorp	Citigroup
CSX	Sears, Roebuck
The Gap	Kimberly-Clark
Union Pacific	Georgia-Pacific
J.C. Penney

Seligman Small-Cap Value Portfolio
Largest Purchases	Largest Sales
Brocade Communications Systems*	Oxford Health Plans**
Allmerica Financial*	Edwards Lifesciences**
Millennium Chemicals*	American Italian Pasta**
Carreker*	Olin**
Ruby Tuesday*	Lyondell Chemical
Continental Airlines	Smurfit-Stone Container
Fred’s	Urban Outfitters
Hanover Compressor	Agere Systems (Class A)
Extreme Networks	Bowater
The Wet Seal (Class A)	W.R. Berkley

_____________
†	Largest portfolio changes from the previous period to the current period are based on cost of purchases and proceeds from sales of securities, listed in descending order.
*	Position added during the period.
**	Position eliminated during the period.
***	"Diversification of Net Assets by Industry" is included for the Seligman Global Growth, Seligman Global Smaller Companies, Seligman Global Technology and Seligman International Growth Portfolios because their portfolio holdings are grouped by country rather than by industry in the section of this report entitled "Portfolios of Investments."

8

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Capital Portfolio

	Shares	Value
Common Stocks 99.0%
Automobiles and Components 1.2%
Gentex*	5,000	$198,050

Capital Goods 4.8%
AGCO*	13,500	274,995
American Standard*	3,300	133,023
CNH Global	10,700	220,848
Fluor	3,700	176,379
		805,245

Chemicals 2.1%
Airgas	11,100	265,401
Ecolab	2,900	91,930
		357,331

Commercial Services and Supplies 12.6%
Allied Waste Industries*	13,100	172,658
ARAMARK (Class B)	13,200	379,632
Avery Dennison	2,000	128,020
Cintas	3,700	176,361
Iron Mountain*	2,500	120,650
Manpower	4,900	248,773
Herman Miller	13,800	399,303
Monster Worldwide*	3,200	82,272
Robert Half International	9,200	273,884
United Rentals*	7,500	134,175
		2,115,728

Communications Equipment 4.3%
ADTRAN	3,000	100,095
ARRIS Group*	12,800	76,096
Avaya*	16,400	258,956
Corning*	6,600	86,196
JDS Uniphase*	16,300	61,858
Sierra Wireless* (Canada)	3,900	144,436
		727,637

Computers and Peripherals 1.7%
Lexmark International (Class A)*	2,900	279,937

Construction Materials 0.9%
Vulcan Materials	3,200	152,160

Consumer Durables and Apparel 2.2%
Brunswick	6,200	252,960
Jarden*	3,300	118,767
		371,727

Consumer Staples 8.1%
Clorox	3,400	182,852
Cott*	6,000	194,400
Dean Foods*	5,500	205,205
Hershey Foods	1,800	83,286
NeighborCare*	1,800	56,241
Pepsi Bottling Group	5,600	171,024
Smithfield Foods*	10,200	299,880
Whole Foods Market	900	85,779
William Wrigley, Jr.	1,400	88,270
		1,366,937

Containers and Packaging 0.7%
Ball	1,600	115,280

Electronic Equipment and Instruments 3.1%
PerkinElmer	9,700	194,388
Symbol Technologies	11,000	162,140
Trimble Navigation*	6,100	169,611
		526,139

Energy 4.1%
BJ Services*	2,400	110,016
EOG Resources	1,600	95,536
Noble Energy	3,400	173,400
Smith International*	5,700	317,832
		696,784

Financials 0.7%
T. Rowe Price Group	2,400	120,996

Health Care Equipment and Supplies 8.2%
C.R. Bard	1,800	101,970
Biomet	7,800	347,061
Fisher Scientific International*	4,700	271,425
Given Imaging*	1,600	56,584
Immucor*	2,800	90,874
Millipore*	2,300	129,651
St. Jude Medical*	2,800	211,820
Zimmer Holdings*	2,000	176,400
		1,385,785

Health Care Providers and Services 6.8%
Aetna	1,000	85,000
Anthem*	1,900	170,164
Caremark Rx*	11,500	378,810
Community Health Systems*	3,900	104,403
Lincare Holdings*	1,800	59,040
McKesson	5,000	171,650
Henry Schein*	2,900	182,903
		1,151,970

Hotels, Restaurants and Leisure 4.4%
The Cheesecake Factory*	1,200	47,706
Mandalay Resort Group*	1,700	116,688
Marriott International (Class A)	1,700	84,796
Starbucks*	3,900	169,592
Starwood Hotels & Resorts Worldwide	4,400	197,340
Station Casinos	2,600	125,840
		741,962
_____________
* Non-income producing security.
See Notes to Financial Statements

9

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Capital Portfolio (continued)

	Shares or Principal Amount		Value
Media 1.1%
Interpublic Group of Companies*	8,700	shs.	$119,451
Salem Communications (Class A)*	2,300		62,411
			181,862

Paper and Forest Products 0.6%
MeadWestvaco	3,200		94,048

Pharmaceuticals and Biotechnology 7.8%
Affymetrix*	2,200		71,984
Amylin Pharmaceuticals*	2,100		47,849
Atrix Laboratories*	1,900		64,970
Biogen Idec*	3,985		252,191
Celgene*	2,100		120,487
Eyetech Pharmaceuticals*	1,500		64,313
Gen-Probe*	1,500		70,973
Martek Biosciences*	1,800		101,097
Medicis Pharmaceutical (Class A)	4,300		171,785
MedImmune*	4,900		114,734
Nektar Therapeutics*	2,400		47,844
Sepracor*	3,400		179,758
			1,307,985

Retailing 4.6%
Chico’s FAS*	3,500		158,060
The Sports Authority*	8,500		305,150
Tractor Supply*	2,900		121,321
Urban Outfitters*	1,800		109,647
Weight Watchers International*	2,100		82,194
			776,372

Semiconductors and Semiconductor Equipment 3.7%
Agere Systems (Class A)*	43,000		98,900
ATI Technologies*	5,000		94,275
Broadcom (Class A)*	4,000		187,040
Credence Systems*	8,900		122,464
RF Micro Devices*	8,500		63,622
Skyworks Solutions*	6,800		59,194
			625,495

Software and Services 11.3%
Affiliated Computer Services (Class A)*	3,200	169,408
Citrix Systems*	10,200	208,029
Cognos*	2,500	90,412
DST Systems*	6,400	307,776
Fiserv*	8,700	338,212
InfoSpace*	3,200	121,584
Mercury Interactive*	4,800	239,448
Sabre Holdings (Class A)	2,900	80,359
Siebel Systems*	22,600	241,481
Symantec*	2,600	113,867
		1,910,576

Telecommunication Services 0.6%
Sprint (FON Group)	6,050	106,480

Transportation 1.6%
Expeditors International of Washington	2,800	137,844
Southwest Airlines	8,000	134,160
		272,004

Utilities 1.8%
AES*	31,100	308,823
Total Common Stocks (Cost $14,902,207)		16,697,313

Repurchase Agreement 1.3%
State Street Bank & Trust 1.18%, dated 6/30/2004, maturing 7/1/2004, in the amount of $222,007, collateralized by:
$190,000 US Treasury Notes 10.375%, 11/15/2012, with a fair market value of $234,175 (Cost $222,000)	$222,000	222,000

Total Investments 100.3% (Cost $15,124,207)		16,919,313

Other Assets Less Liabilities (0.3)%		(47,675)

Net Assets 100.0%		$16,871,638

_____________
* Non-income producing security.
See Notes to Financial Statements

10

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Cash Management Portfolio

	Annualized Yield on Purchase Date	Principal Amount	Value
US Government and Government Agency Securities 53.9%
US Government Securities 15.4%
US Treasury Bills, 7/8/2004 (Cost $399,923)	1.02%	$400,000	$399,923

US Government Agency Securities 38.5%
Federal Home Loan Mortgage, 8/10/2004	1.14	500,000	499,378
Federal National Mortgage Association, 7/7/2004	1.04	500,000	499,915
Total US Government Agency Securities (Cost $999,293)			999,293
Total US Government and Government Agency Securities (Cost $1,399,216)			1,399,216

Repurchase Agreement 21.4%
State Street Bank & Trust 1.18%, dated 6/30/2004, maturing 7/1/2004, in the amount of $554,018, collateralized by:
$465,000 US Treasury Notes 10.375%, 11/15/2012, with a fair market value of $573,113 (Cost $554,000)	1.20	554,000	554,000

Commercial Paper 15.0%
AIG Funding, 8/20/2004	1.14	130,000	129,798
American Express Credit, 7/12/2004	1.17	130,000	129,954
General Electric Capital, 7/14/2004	1.14	130,000	129,947
Total Commercial Paper (Cost $389,699)			389,699

Fixed Time Deposits 10.0%
BNP Paribas, Grand Cayman, 7/1/2004	1.15	130,000	130,000
Dexia Banque, Grand Cayman, 7/1/2004	1.17	130,000	130,000
Total Fixed Time Deposits (Cost $260,000)			260,000

Total Investments 100.3% (Cost $2,602,915)			2,602,915

Other Assets Less Liabilities (0.3)%			(8,021)

Net Assets 100.0%			$2,594,894

_____________
See Notes to Financial Statements.

11

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Common Stock Portfolio

	Shares	Value
Common Stocks 100.0%
Automobiles and Components 1.0%
Lear*	1,980	$116,800

Banks 4.7%
Bank of America	1,070	90,543
Fannie Mae	1,300	92,768
Freddie Mac	1,200	75,960
U.S. Bancorp	3,730	102,799
Wachovia	2,240	99,680
Wells Fargo	1,100	62,953
		524,703

Capital Goods 11.9%
Deere	1,230	86,272
General Dynamics	1,400	139,020
General Electric	13,710	444,204
Illinois Tool Works	1,590	152,465
L-3 Communications Holdings*	2,500	167,000
Masco	3,800	118,484
Tyco International	6,820	226,015
		1,333,460

Chemicals 2.1%
Dow Chemical*	2,200	89,540
Praxair	3,600	143,676
		233,216

Commercial Services and Supplies 1.2%
ServiceMaster	10,600	130,592

Communications Equipment 2.3%
Andrew*	5,100	101,720
Cisco Systems*	6,770	160,483
		262,203

Computers and Peripherals 4.5%
Dell*	5,880	211,298
Hewlett-Packard	3,760	79,336
International Business Machines	2,420	213,323
		503,957

Consumer Durables and Apparel 0.6%
Pulte Homes	1,360	70,761

Consumer Staples 9.6%
Altria Group	5,070	253,753
Coca-Cola	2,700	136,296
Dean Foods*	2,300	85,813
PepsiCo	3,000	161,640
Procter & Gamble	3,220	175,297
Sysco	1,500	53,805
Wal-Mart Stores	3,910	206,291
		1,072,895

Diversified Financials 8.2%
American Express	1,630	83,749
The Bank of New York	2,900	85,492
Capital One Financial	700	47,866
Citigroup	7,060	328,290
Goldman Sachs Group	730	68,737
MBNA	3,400	87,686
Merrill Lynch	900	48,582
J.P. Morgan Chase	3,240	125,615
Morgan Stanley	790	41,688
		917,705

Electronic Equipment and Instruments 0.6%
Jabil Circuit*	2,650	66,727

Energy 8.3%
BP (ADR) (United Kingdom)	1,100	58,927
ChevronTexaco	1,250	117,638
ConocoPhillips	2,014	153,648
Exxon Mobil	8,050	357,500
Noble*	1,000	37,890
Noble Energy	1,590	81,090
Occidental Petroleum	1,650	79,876
Rowan Companies*	2,020	49,147
		935,716

Health Care 14.1%
Aetna	1,300	110,500
Amgen*	1,500	81,863
Anthem*	400	35,824
Biogen Idec*	845	53,476
Forest Laboratories*	1,000	56,630
Gilead Sciences*	700	46,855
Johnson & Johnson	3,480	193,836
Laboratory Corporation of America Holdings*	900	35,730
MedImmune*	2,100	49,171
Medtronic	1,500	73,080
Merck	2,600	123,500
Novartis (ADR) (Switzerland)	4,300	191,350
Pfizer	9,400	322,232
Teva Pharmaceutical Industries (ADR) (Israel)	1,250	84,031
Watson Pharmaceuticals*	1,600	43,040
Wyeth	2,170	78,467
		1,579,585

Hotels, Restaurants and Leisure 2.0%
Carnival	3,300	155,100
Marriott International (Class A)	1,400	69,832
		224,932

_____________
* Non-income producing security.
ADR — American Depository Receipts.
See Notes to Financial Statements.

12

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Common Stock Portfolio (continued)

	Shares or Principal Amount		Value
Insurance 4.3%
American International Group	2,900	shs.	$206,712
Hartford Financial Services Group	1,150		79,051
PartnerRe	1,110		62,971
Prudential Financial	1,600		74,352
XL Capital (Class A)	800		60,368
			483,454

Media 2.8%
Clear Channel Communications*	2,820		104,199
Time Warner*	8,490		149,254
Univision Communications (Class A)*	1,980		63,221
			316,674

Metals and Mining 0.6%
Freeport-McMoRan Copper & Gold (Class B)	1,900		62,985

Paper and Forest Products 0.6%
Weyerhaeuser	1,020		64,382

Real Estate 0.7%
Apartment Investment & Management (Class A)	2,600		80,938

Retailing 3.5%
Advance Auto Parts*	1,800		79,524
eBay*	760		69,920
Michaels Stores	2,480		136,400
Target	1,900		80,693
Tiffany	800		29,480
			396,017

Semiconductors and Semiconductor Equipment 2.3%
Intel	6,160		170,047
Taiwan Semiconductor Manufacturing (ADR) (Taiwan)	11,066		91,962
			262,009

Software and Services 9.6%
Autodesk	3,600		154,080
Computer Associates International	4,300		120,658
Electronic Arts*	2,400		130,764
Microsoft	14,070		401,910
Oracle*	9,800		117,453
Symantec*	2,200		96,349
Synopsys*	2,000		56,790
			1,078,004

Telecommunication Services 3.6%
American Tower (Class A)*	8,100	123,120
Crown Castle International*	8,800	129,800
Verizon Communications	4,100	148,379
		401,299

Utilities 0.9%
Dominion Resources	400	25,232
Duke Energy	3,900	79,131
		104,363

Total Common Stocks (Cost $10,080,016)		11,223,377

Repurchase Agreement
State Street Bank & Trust 1.18%, dated 6/30/2004, maturing 7/1/2004, in the amount of $6,000, collateralized by:
$10,000 US Treasury Notes 10.375%, 11/15/2012, with a fair market value of $12,325 (Cost $6,000)	$6,000	6,000

Total Investments 100.0% (Cost $10,086,016)		11,229,377

Other Assets Less Liabilities		(3,823)

Net Assets 100.0%		$11,225,554

_____________
* Non-income producing security.
ADR - American Depository Receipts.
See Notes to Financial Statements.

13

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Communications and Information Portfolio

	Shares or Principal Amount		Value
Common Stocks 94.8%
Application Software 9.9%
Hyperion Solutions*	10,700	shs.	$467,536
Intuit*	17,800		687,169
Lawson Software*	43,600		308,252
Magma Design Automation*	57,400		1,102,367
Synopsys*	168,800		4,793,076
			7,358,400

Communications Equipment 6.8%
Avocent*	36,000		1,320,660
Brocade Communications Systems*	68,400		407,322
Cisco Systems*	89,700		2,126,339
Motorola	17,900		326,675
QUALCOMM	12,200		891,271
			5,072,267

Computers and Peripherals 3.8%
Avid Technology*	6,800		371,042
Electronics For Imaging*	17,100		481,622
Hewlett-Packard	75,600		1,595,160
Lexmark International (Class A)*	1,800		173,754
Xyratex* (Bermuda)	18,000		233,010
			2,854,588

Data Processing and Outsourced Services 2.9%
DST Systems*	5,800		278,922
SunGard Data Systems*	72,000		1,872,000
			2,150,922

Electronic Equipment and Instruments 4.2%
Amphenol (Class A)*	37,500		1,249,500
Corning*	17,100		223,326
Itron*	4,100		94,156
Multi-Fineline Electronix*	17,800		178,712
Orbotech* (Israel)	36,000		736,200
Photon Dynamics*	18,000		630,180
			3,112,074

Financials 0.5%
AmeriTrade Holding*	35,500		403,812

Health Care Equipment and Supplies 3.8%
Beckman Coulter	9,800		597,800
Bruker BioSciences*	32,400		158,436
DJ Orthopedics*	9,100		209,300
Fisher Scientific International*	32,400		1,871,100
			2,836,636

Health Care Providers and Services 10.8%
Laboratory Corporation of America Holdings*	117,200		4,652,840
Quest Diagnostics	39,400		3,347,030
			7,999,870

Home Entertainment Software 1.6%
Take-Two Interactive Software*	13,500		413,032
THQ*	34,200		782,667
			1,195,699

Internet Software and Services 1.2%
Check Point Software Technologies* (Israel)	25,800	shs.	694,794
Websense*	5,800		215,905
			910,699

IT Consulting and Other Services 5.8%
Accenture (Class A)* (Bermuda)	45,000		1,236,600
Amdocs*	130,400		3,055,272
			4,291,872

Retailing 1.8%
InterActive*	44,700		1,349,270

Semiconductors and Semiconductor Equipment 18.5%
Advanced Micro Devices*	134,300		2,135,370
Amkor Technology*	107,600		880,706
Conexant Systems*	214,700		927,504
Credence Systems*	17,700		243,552
Intel	26,700		737,053
KLA-Tencor*	13,500		666,833
Lam Research*	31,400		840,735
Marvell Technology Group*	77,100		2,056,643
Mattson Technology*	35,700		428,400
Maxim Integrated Products	26,800		1,407,402
MEMC Electronic Materials*	161,200		1,592,656
Novellus Systems*	22,400		705,040
Taiwan Semiconductor Manufacturing (Taiwan)	390,176		561,705
Teradyne*	27,000		612,900
			13,796,499

Systems Software 23.2%
BMC Software*	134,400		2,486,400
Citrix Systems*	98,400		2,006,868
Computer Associates International	121,000		3,395,260
Microsoft*	142,800		4,079,082
Oracle*	89,800		1,076,253
Symantec*	71,600		3,135,722
VERITAS Software*	40,200		1,115,550
			17,295,135
Total Common Stocks (Cost $68,188,208)			70,627,743

Repurchase Agreement 4.3%
State Street Bank & Trust 1.18%, dated 6/30/2004, maturing 7/1/2004, in the amount of $3,174,104, collateralized by: $2,655,000 US Treasury Notes 10.375%, 11/15/2012, with a fair market value of $3,272,288 (Cost $3,174,000)	$3,174,000		3,174,000

Total Investments 99.1% (Cost $71,362,208)			73,801,743

Other Assets Less Liabilities 0.9%			668,031

Net Assets 100.0%			$74,469,774
_____________
* Non-income producing security.
See Notes to Financial Statements.

14

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Frontier Portfolio

	Shares	Value
Common Stocks 98.4%
Capital Goods 7.1%
AMETEK	2,960	$91,464
Chicago Bridge & Iron (NY shares)	2,300	64,055
CLARCOR	1,015	46,487
Graco	2,638	81,910
Lincoln Electric Holdings	2,100	71,704
Wabash National*	2,080	57,304
York International	1,671	68,628
		481,552

Communications Equipment 6.4%
Andrew*	4,622	92,186
ARRIS Group*	10,389	61,763
Avocent*	1,636	60,017
Brocade Communications Systems*	13,210	78,666
Powerwave Technologies*	7,336	56,451
Tekelec*	4,903	89,161
		438,244
Computers and Peripherals 0.9%
Synaptics*	3,163	60,967

Construction Materials 1.0%
AMCOL International	3,542	67,121

Consumer Durables and Apparel 2.9%
Applica*	3,400	30,260
Warnaco Group*	3,945	83,792
Wolverine World Wide	3,254	85,417
		199,469

Consumer Staples 1.9%
Hain Celestial Group*	3,200	57,776
SunOpta* (Canada)	8,000	68,200
		125,976

Diversified Commercial Services 5.8%
Corinthian Colleges*	2,556	63,172
The Corporate Executive Board	1,800	103,851
Corrections Corporation of America*	2,068	81,665
DiamondCluster International*	6,470	56,548
Education Management*	1,594	52,164
Intersections*	1,436	34,328
		391,728

Electronic Equipment and Instruments 1.3%
Cherokee International*	2,700	30,699
Photon Dynamics*	1,700	59,517
		90,216

Employment Services 1.7%
Resources Connection*	2,940	114,925

Energy 4.4%
Denbury Resources*	1,673	35,049
Harvest Natural Resources*	4,700	70,077
Patina Oil & Gas	2,696	80,530
Superior Energy Services*	5,386	54,129
Unit*	1,914	60,195
		299,980

Environmental Services 0.6%
Duratek*	2,900	43,601

Financials 8.3%
Affiliated Managers Group*	1,620	81,599
Apollo Investment*	2,900	39,919
Aspen Insurance Holdings	500	11,615
Boston Private Financial Holdings	2,000	46,090
CapitalSource*	3,107	75,966
East West Bancorp	2,028	61,976
First Marblehead*	2,200	88,572
Jefferies Group	1,142	35,311
UCBH Holdings	1,459	57,718
Wintrust Financial	1,370	69,315
		568,081

Health Care Equipment and Supplies 5.8%
Arrow International	1,379	41,246
Bruker BioSciences*	5,800	28,362
Cooper Companies	1,224	77,320
Cytyc*	2,700	68,485
Merit Medical Systems*	3,800	60,515
Mine Safety Appliances	1,400	47,180
Molecular Devices*	2,200	39,193
VISX*	1,307	34,923
		397,224

Health Care Providers and Services 9.7%
Accredo Health*	1,831	71,308
AmSurg*	2,440	61,305
Chemed	1,838	89,143
Community Health Systems*	3,974	106,384
Covance*	1,600	61,728
LabOne*	2,700	85,684
Pediatrix Medical Group*	1,273	88,919
Pharmaceutical Product Development*	1,500	47,618
Select Medical	3,780	50,728
		662,817
_____________
* Non-income producing security.
See Notes to Financial Statements.

15

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Frontier Portfolio (continued)

	Shares	Value
Hotels, Restaurants and Leisure 4.2%
Alliance Gaming*	2,613	$44,839
P.F. Chang’s China Bistro*	800	32,884
CKE Restaurants*	3,300	43,989
RARE Hospitality International*	2,059	51,259
Station Casinos	2,358	114,127
		287,098

Media 3.0%
Cox Radio (Class A)*	2,900	50,402
Cumulus Media (Class A)*	4,630	77,715
Harris Interactive*	6,000	40,440
iVillage*	5,100	32,410
		200,967

Metals and Mining 1.9%
Century Aluminum*	1,904	47,191
GrafTech International*	8,100	84,726
		131,917

Office Electronics 0.9%
Zebra Technologies (Class A)*	697	60,597

Pharmaceuticals and Biotechnology 4.5%
Alexion Pharmaceuticals*	1,600	29,768
Cell Genesys*	2,893	29,899
Corgentech*	2,100	33,841
Maxygen*	3,662	38,506
Medicines*	1,300	39,650
Medicis Pharmaceutical (Class A)	1,250	49,937
Nabi Biopharmaceuticals*	2,700	38,380
ZymoGenetics*	2,450	46,562
		306,543

Retailing 4.8%
AnnTaylor Stores*	1,811	52,483
Cabela’s (Class A)*	400	10,780
Hot Topic*	2,126	43,711
Hughes Supply	991	58,400
The Pep Boys - Manny, Moe & Jack	3,177	80,537
Stein Mart*	3,624	58,781
Tractor Supply*	600	25,101
		329,793

Semiconductors and Semiconductor Equipment 6.9%
Actel*	3,167	58,605
ATMI*	2,712	73,983
DSP Group*	2,578	70,006
Helix Technology	3,022	64,489
Mattson Technology*	4,900	58,800
Micrel*	2,664	32,248
Power Integrations*	1,961	48,819
Zoran*	3,581	65,693
		472,643

Software and Services 11.6%
Agile Software*	7,510	65,900
Answerthink*	7,900	45,386
Digital River*	2,400	77,964
DoubleClick*	5,814	45,204
Epicor Software*	5,400	75,681
FileNET*	3,000	94,635
Jack Henry & Associates	3,900	78,370
Hyperion Solutions*	2,176	95,080
Informatica*	7,191	55,155
iPayment Holdings*	1,770	72,561
Retek*	6,088	37,350
SERENA Software*	2,576	49,163
		792,449

Transportation 2.8%
J.B. Hunt Transport Services	2,130	82,197
Old Dominion Freight Line*	1,660	49,119
UTI Worldwide	1,060	55,921
		187,237

Total Investments 98.4% (Cost $5,592,804)		6,711,145

Other Assets Less Liabilities 1.6%		108,672

Net Assets 100.0%		$6,819,817

_____________
* Non-income producing security.
See Notes to Financial Statements.

16

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Global Growth Portfolio

	Shares	Value
Common Stocks 97.9%
Bermuda 3.1%
Tyco International (Capital Goods)	2,600	$86,164

Canada 3.8%
Canadian National Railway* (Transportation)	300	12,926
Research In Motion* (Communications Equipment)	1,400	95,844
		108,770

France 13.2%
Alcatel (Communications Equipment)	6,200	96,464
AXA (Insurance)	1,000	22,161
Essilor International (Health Care)	600	39,254
Groupe Danone* (Consumer Staples)	400	34,990
Pernod Ricard (Consumer Staples)	200	25,641
Pinault-Printemps-Redoute* (Retailing)	386	39,810
Total (Energy)	200	38,288
Vivendi Universal (Media)	2,800	78,142
		374,750

Germany 5.0%
Allianz (Insurance)	500	54,461
DaimlerChrysler (Automobiles and Components)	800	37,555
Muenchener Rueckversicherungs-Gesellschaft* (Insurance)	457	49,831
		141,847

Ireland 5.0%
Elan (ADR)* (Health Care)	5,700	141,018

Italy 0.8%
Finmeccanica (Capital Goods)	28,200	22,504

Japan 5.9%
Bridgestone (Automobiles and Components)	1,000	18,858
Japan Tobacco (Consumer Staples)	3	23,311
Nintendo (Software and Services)	700	81,227
Sumitomo Trust & Banking (Banks)	3,000	21,481
Trend Micro (Software and Services)	500	22,273
		167,150

Luxembourg 0.3%
SES Global (FDR) (Media)	1,098	9,295

Netherlands 2.1%
European Aeronautic Defence and Space (Capital Goods)	1,701	47,621
Koninklijke Numico* (Consumer Staples)	400	12,901
		60,522

Russia 0.1%
YUKOS (ADR) (Energy)	100	3,180

South Korea 1.3%
LG Electronics (Consumer Durables and Apparel)	420	20,075
Samsung Electronics (GDR)† (Semiconductors and Semiconductor Equipment)	80	16,460
		36,535

Spain 0.4%
Telefónica (Telecommunication Services)	700	10,397

Sweden 2.6%
Telefonaktiebolaget LM Ericsson* (Communications Equipment)	24,510	72,704

Switzerland 1.5%
Roche Holding (Health Care)	416	41,284

United Kingdom 11.0%
BP (Energy)	4,500	39,757
Capita Group (Commercial Services and Supplies)	6,441	37,236
The Carphone Warehouse Group (Retailing)	16,311	43,839
Dixons Group (Retailing)	9,200	27,646
GUS (Retailing)	2,266	34,794
Imperial Tobacco Group (Consumer Staples)	1,933	41,716
Kingfisher (Retailing)	4,678	24,352
Rolls-Royce Group (Capital Goods)	3,341	15,277
Standard Chartered (Banks)	1,800	29,373
Vodafone Group (Telecommunication Services)	8,100	17,784
		311,774

United States 41.8%
Apollo Group (Class A)* (Commercial Services and Supplies)	400	35,346
Apple Computer* (Computers and Peripherals)	1,900	61,817
Bank of America (Banks)	400	33,848
Cendant (Commercial Services and Supplies)	2,800	68,544
Cisco Systems* (Communications Equipment)	3,000	71,115
Citigroup (Diversified Financials)	800	37,200
Colgate-Palmolive (Consumer Staples)	600	35,070
Countrywide Financial (Banks)	649	45,592
Dell* (Computers and Peripherals)	200	7,187
eBay* (Retailing)	600	55,200
First Data (Software and Services)	1,000	44,520
Gillette (Consumer Staples)	2,300	97,520
McKesson (Health Care)	1,200	41,196
Medco Health Solutions* (Health Care)	1,500	56,250
Medtronic (Health Care)	600	29,232
Microsoft (Software and Services)	700	19,996

_____________
*  Non-income producing security.
† The security may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
ADR — American Depository Receipts. FDR — Fiduciary Depository Receipts.
GDR — Global Depository Receipts.
See Notes to Financial Statements.

17

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Global Growth Portfolio (continued)

	Shares	Value
United States (continued)
Nextel Communications* (Telecommunication Services)	1,000	$26,665
Pfizer (Health Care)	700	23,996
Procter & Gamble (Consumer Staples)	1,000	54,440
QUALCOMM (Communications Equipment)	100	7,306
Red Hat* (Software and Services)	2,000	45,790
Schering-Plough (Health Care)	3,000	55,440
Staples* (Retailing)	1,200	35,178
Starbucks* (Hotels, Restaurants and Leisure)	100	4,349
Waste Management (Commercial Services and Supplies)	1,400	42,910
XM Satellite Radio Holdings (Class A)* (Media)	2,300	62,709
Yahoo!* (Software and Services)	2,300	83,663
		1,182,079

Total Investments 97.9% (Cost $2,413,294)		2,769,973

Other Assets Less Liabilities 2.1%		60,435

Net Assets 100.0%		$2,830,408

Seligman Global Smaller Companies Portfolio

	Shares	Value
Common Stocks 99.3%
Australia 1.2%
AWB (Consumer Staples)	5,007	$16,100
John Fairfax Holdings (Media)	9,016	23,412
Smorgon Steel Group (Metals and Mining)	29,281	22,219
STW Communications Group (Media)	5,841	13,199
		74,930

Bermuda 1.0%
Bunge (Consumer Staples)	850	33,099
Platinum Underwriters Holdings (Financials)	1,035	31,496
		64,595

Canada 3.9%
Cannacord Capital*† (Financials)	1,400	10,704
Dundee Real Estate Investment Trust (Financials)	1,500	26,126
Dundee Wealth Management (Financials)	4,200	27,569
Gildan Activewear (Class A)* (Consumer Durables and Apparel)	1,000	28,700
GMP Capital (Financials)	1,293	16,589
GMP Capital† (Financials)	800	10,264
Northgate Exploration* (Metals and Mining)	20,000	31,000
OPTI Canada† (Energy)	2,100	29,371
Ritchie Bros. Auctioneers (Commercial Services and Supplies)	1,200	34,932
Western Oil Sands (Class A)* (Energy)	1,237	31,142
		246,397

China 0.9%
Beijing Capital International Airport (Transportation)	66,000	20,432
China Oilfield Services (Energy)	116,000	33,169
		53,601

Denmark 1.6%
Carlsberg (Class B) (Consumer Staples)	867	45,930
Danisco (Consumer Staples)	430	22,214
FLS Industries (Class B)* (Capital Goods)	2,370	33,450
		101,594

Finland 0.8%
OKO Osuuspankkien Keskuspankki (Financials)	839	9,023
Orion Yhtyma (Class B) (Pharmaceuticals and Biotechnology)	624	16,042
TietoEnator (Software and Services)	800	24,336
		49,401

France 4.4%
Alstom* (Capital Goods)	23,200	26,278
April Group (Financials)	716	14,181
Bacou-Dalloz (Commercial Services and Supplies)	343	25,501
Cegedim (Health Care Providers and Services)	333	25,684
GL Trade (Software and Services)	207	7,810
Havas* (Media)	5,337	27,978
Marionnaud Perfumeries (Retailing)	550	18,719
Nexans (Capital Goods)	600	22,375
NRJ Group (Media)	2,578	56,673
Remy Cointreau (Consumer Staples)	1,500	49,193
		274,392

Germany 2.1%
Aixtron (Semiconductors and Semiconductor Equipment)	1,834	13,521
Elmos Semiconductor (Semiconductors and Semiconductor Equipment)	1,314	20,877
Epcos* (Electronic Equipment and Instruments)	1,000	21,064
Funkwerk (Communications Equipment)	300	11,209
Hochtief (Capital Goods)	1,221	29,054
Jenoptik (Semiconductors and Semiconductor Equipment)	1,100	11,920
Schwarz Pharma (Pharmaceuticals and Biotechnology)	800	24,626
		132,271

_____________
*  Non-income producing security.
† The security may be offered and sold only to "qualified institutional buyers" under Rule 144A of the SecuritiesAct of 1933.
See Notes to Financial Statements.

18

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Global Smaller Companies Portfolio (continued)

	Shares	Value
Greece 1.0%
Aktor (Capital Goods)	4,408	$20,088
Piraeus Bank (Financials)	1,975	23,183
Titan Cement (Construction Materials)	700	16,552
		59,823

Hong Kong 0.6%
Far East Pharmaceutical Technology (Pharmaceuticals and Biotechnology)	104,300	909
First Pacific* (Financials)	74,000	16,647
i-CABLE Communications (Media)	51,000	19,498
		37,054

Italy 2.9%
Amplifon (Health Care Equipment and Supplies)	542	19,334
Banca Popolare di Milano (Financials)	2,400	15,465
Brembo (Automobiles and Components)	3,200	22,980
Caltagirone Editore (Media)	3,150	24,955
Hera (Utilities)	9,000	19,111
Permasteelisa (Capital Goods)	1,100	18,974
Pirelli (Financials)	400	15,009
Sorin* (Health Care Equipment and Supplies)	6,354	16,440
Tod’s (Consumer Durables and Apparel)	820	27,781
		180,049

Japan 13.9%
77 Bank (Financials)	9,000	61,388
Aichi Bank (Financials)	300	20,502
Asatsu-DK (Media)	700	18,182
Avex (Media)	1,100	20,138
Bellsystem24 (Commercial Services and Supplies)	100	21,041
Coca-Cola West (Consumer Staples)	600	14,814
Fujimi (Chemicals)	700	18,664
Futaba (Capital Goods)	1,000	27,459
Hitachi Medical (Health Care Equipment and Supplies)	2,000	27,910
Hokuto (Consumer Staples)	1,500	26,343
Hosiden (Electronic Equipment and Instruments)	2,100	25,896
INES (Software and Services)	2,200	25,013
Japan Securities Finance (Financials)	2,000	12,563
Joyo Bank (Financials)	11,000	48,924
Kobayashi Pharmaceutical (Health Care Equipment and Supplies)	1,000	28,824
KOSE (Consumer Staples)	600	23,058
Milbon (Consumer Staples)	800	23,779
Mochida Pharmaceutical (Pharmaceuticals and Biotechnology)	3,000	18,211
NEC Soft (Software and Services)	1,000	27,935
Nippon Shinyaku (Pharmaceuticals and Biotechnology)	5,000	34,662
PanaHome (Capital Goods)	5,000	29,567
Sapporo Hokuyo Holdings (Financials)	2	12,706
Shiga Bank (Financials)	8,000	43,591
Showa Denko K.K. (Chemicals)	7,000	17,597
Suruga Bank (Financials)	5,000	38,443
Taiyo Ink Manufacturing (Chemicals)	800	28,564
Takasago International (Chemicals)	2,000	10,069
Tanabe Seiyaku (Pharmaceuticals and Biotechnology)	2,400	21,407
THK (Capital Goods)	1,300	24,739
Tokyo Ohka Kogyo (Chemicals)	1,800	35,391
Tokyo Tomin Bank (Financials)	300	7,489
Toppan Forms (Commercial Services and Supplies)	1,900	26,209
Towa Pharmaceutical (Pharmaceuticals and Biotechnology)	1,000	20,798
Tsuruha (Consumer Staples)	900	23,852
		865,728

Mexico 0.4%
Kimberly-Clark de México (Consumer Staples)	8,800	23,956

Netherlands 1.9%
AM (Capital Goods)	2,100	19,702
Equant* (Telecommunication Services)	5,306	40,555
Laurus* (Consumer Staples)	15,185	20,135
Unit 4 Agresso* (Software and Services)	1,400	20,215
Zentiva*† (Pharmaceuticals and Biotechnology)	1,000	19,068
		119,675

New Zealand 1.0%
Air New Zealand* (Transportation)	57,262	14,497
Carter Holt Harvey (Paper and Forest Products)	19,711	25,840
Warehouse Group (Retailing)	9,285	24,953
		65,290

Singapore 0.7%
MobilOne (Telecommunication Services)	25,000	21,797
SembCorp Logistics (Transportation)	20,000	21,408
		43,205

South Korea 2.4%
Cheil Communications (Media)	30	4,088
Curitel Communications* (Communications Equipment)	3,600	7,190
Daegu Bank (Financials)	3,450	18,540
Daewoo Securities* (Financials)	7,520	21,989
Korea Exchange Bank* (Financials)	6,580	32,772
LG Household and Health Care (Consumer Staples)	1,287	36,782
Pantech* (Communications Equipment)	1,780	8,815
Samsung Securities (Financials)	1,130	18,616
		148,792
Spain 0.3%
Prosegur, Companie de Seguridad (Commercial Services and Supplies)	1,400	21,583

_____________
*  Non-income producing security.
† The security may be offered and sold only to "qualified institutional buyers" under Rule 144A of the SecuritiesAct of 1933.
See Notes to Financial Statements.

19

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Global Smaller Companies Portfolio (continued)

	Shares	Value
Sweden 1.4%
Eniro (Media)	3,560	$27,251
JM (Financials)	1,110	19,816
Medivir (Class B)* (Pharmaceuticals and Biotechnology)	330	4,651
Modern Times Group* (Media)	900	17,526
Teleca (Class B) (Software and Services)	3,230	17,455
		86,699

Switzerland 1.6%
Bachem Holding (Pharmaceuticals and Biotechnology)	340	19,449
Baloise Holding (Financials)	794	34,627
Helvetia Patria Holding (Financials)	96	17,018
Micronas Semiconductor Holding* (Semiconductors and Semiconductor Equipment)	310	14,142
Tecan (Health Care Equipment and Supplies)	362	15,515
		100,751

United Kingdom 5.4%
Aggreko (Commercial Services and Supplies)	9,600	28,680
Bespak (Health Care Equipment and Supplies)	800	7,310
Cambridge Antibody Technology Group* (Pharmaceuticals and Biotechnology)	2,100	19,634
De La Rue (Commercial Services and Supplies)	5,400	33,844
FirstGroup (Transportation)	5,400	27,504
Hiscox (Financials)	7,500	22,287
Jardine Lloyd Thompson Group (Financials)	2,500	18,623
London Stock Exchange (Financials)	3,285	21,838
Misys (Software and Services)	12,600	45,300
Novar (Capital Goods)	9,600	21,414
PHS Group (Commercial Services and Supplies)	13,599	20,241
SurfControl* (Software and Services)	1,519	16,862
Tullow Oil (Energy)	12,400	27,676
VT Group (Capital Goods)	3,661	17,623
Yule Catto (Chemicals)	1,226	6,147
		334,983

United States 49.9%
1-800 Contacts* (Health Care Equipment and Supplies)	1,800	26,649
Abgenix* (Pharmaceuticals and Biotechnology)	2,700	31,576
Acadia Realty Trust (Financials)	2,950	40,533
Adaptec* (Communications Equipment)	3,400	28,747
AGCO* (Capital Goods)	1,550	31,574
Alliant Techsystems* (Capital Goods)	450	28,503
American Home Mortgage Holdings (Financials)	1,150	29,820
AmSurg* (Health Care Providers and Services)	975	24,497
Applera* (Pharmaceuticals and Biotechnology)	2,500	28,775
Arch Coal (Metals and Mining)	1,100	40,249
ARIAD Pharmaceuticals* (Pharmaceuticals and Biotechnology)	2,600	19,526
Armor Holdings* (Capital Goods)	1,000	34,000
Array BioPharma* (Pharmaceuticals and Biotechnology)	2,400	19,068
Asyst Technologies* (Semiconductors and Semiconductor Equipment)	3,750	38,794
Bio-Rad Laboratories (Class A)* (Health Care Equipment and Supplies)	625	36,787
Biosite* (Health Care Equipment and Supplies)	950	42,688
BISYS Group* (Software and Services)	2,550	35,853
Cabot Oil & Gas (Energy)	800	33,840
Charming Shoppes* (Retailing)	3,100	27,652
Chicago Bridge & Iron (NY shares) (Capital Goods)	1,150	32,028
CONMED* (Health Care Equipment and Supplies)	800	21,940
Credence Systems* (Semiconductors and Semiconductor Equipment)	3,500	48,160
CV Therapeutics* (Pharmaceuticals and Biotechnology)	2,900	48,546
Denbury Resources* (Energy)	1,650	34,568
DiamondRock Hospitality International† (Financials)	3,000	30,000
DigitalNet Holdings* (Software and Services)	1,450	29,450
EDO (Capital Goods)	1,400	33,768
Electronics Boutique Holdings* (Retailing)	1,250	32,981
Encysive Pharmaceuticals* (Pharmaceuticals and Biotechnology)	3,850	32,648
Exelixis* (Pharmaceuticals and Biotechnology)	3,900	39,293
Ferro (Chemicals)	1,250	33,350
First Marblehead* (Financials)	750	30,195
First Republic Bank (Financials)	800	34,464
FirstFed Financial* (Financials)	700	29,120
Forest Oil* (Energy)	1,050	28,686
GameStop (Class A)* (Retailing)	2,200	33,484
Group 1 Automotive* (Retailing)	900	29,889
HCC Insurance Holdings (Financials)	1,100	36,751
Human Genome Sciences* (Pharmaceuticals and Biotechnology)	3,050	35,395
Hutchinson Technology* (Computers and Peripherals)	1,900	46,740
Incyte* (Pharmaceuticals and Biotechnology)	3,900	29,776
International Rectifier* (Semiconductors and Semiconductor Equipment)	950	39,349
Iomega* (Computers and Peripherals)	5,700	31,806
Iron Mountain* (Commercial Services and Supplies)	700	33,782
Itron* (Electronic Equipment and Instruments)	2,050	47,078
Kansas City Life Insurance (Financials)	600	25,557
KFX* (Software and Services)	3,800	28,956
KNBT Bancorp (Financials)	2,200	36,553
Kosan Biosciences* (Pharmaceuticals and Biotechnology)	2,300	18,262
Leadis Technology (Communications Equipment)	1,300	17,329
Lin TV (Class A)* (Media)	1,300	27,560

_____________
*  Non-income producing security.
† The security may be offered and sold only to "qualified institutional buyers" under Rule 144A of the SecuritiesAct of 1933.
See Notes to Financial Statements.

20

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Global Smaller Companies Portfolio (continued)

	Shares	Value
United States (continued)
M/I Schottenstein Homes (Consumer Durables and Apparel)	900	$36,540
Magma Design Automation* (Software and Services)	1,050	20,165
Magnum Hunter Resources* (Energy)	1,100	11,418
Massey Energy (Metals and Mining)	1,550	43,726
MAXIMUS* (Software and Services)	800	28,368
MedCath* (Health Care Providers and Services)	1,625	32,476
Medical Properties Trust† (Financials)	1,700	17,000
Mercury Computer Systems* (Capital Goods)	1,250	31,056
MFA Mortgage Investments (Financials)	2,700	24,030
MRV Communications* (Communications Equipment)	6,100	16,653
NBTY* (Consumer Staples)	900	26,451
NewAlliance Bancshares* (Financials)	2,600	36,296
Nexstar Broadcasting Group (Class A)* (Media)	2,600	28,847
O’Reilly Automotive* (Retailing)	625	28,247
One Liberty Properties (Financials)	1,150	20,884
OSI Systems* (Electronic Equipment and Instruments)	1,800	35,910
ParkerVision* (Communications Equipment)	3,400	19,601
Penn Virginia (Energy)	1,100	39,721
PFF Bancorp (Financials)	900	33,516
Pilgrim’s Pride (Consumer Staples)	1,075	31,111
Plains Exploration & Production* (Energy)	1,853	34,003
PNM Resources (Utilities)	1,425	29,597
PolyMedica (Health Care Equipment and Supplies)	1,500	46,643
Range Resources (Energy)	600	8,760
Regis (Retailing)	675	30,098
REMEC* (Communications Equipment)	4,700	29,728
Rotech Healthcare* (Health Care Equipment and Supplies)	750	18,375
Rudolph Technologies* (Semiconductors and Semiconductor Equipment)	1,850	33,744
ScanSoft* (Software and Services)	5,800	28,623
Shaw Group* (Capital Goods)	1,800	18,234
Shurgard Storage Centers (Financials)	675	25,245
SimpleTech* (Computers and Peripherals)	9,200	31,326
Standard Motor Products (Automobiles and Components)	2,050	30,197
Standard Pacific (Consumer Durables and Apparel)	625	30,813
Steel Dynamics* (Metals and Mining)	1,100	31,367
SureBeam (Class A)* (Electronic Equipment and Instruments)	8,500	179
Swift Energy* (Energy)	1,350	29,781
Sycamore Networks* (Communications Equipment)	2,400	10,236
Syntroleum* (Energy)	2,600	17,303
Sypris Solutions (Electronic Equipment and Instruments)	1,900	36,414
Terex* (Capital Goods)	950	32,424
theglobe.comØ (Software and Services)	33,750	13,489
TierOne (Financials)	1,400	30,002
Timberland (Class A)* (Consumer Durables and Apparel)	440	28,420
UGI (Utilities)	1,000	32,100
Universal Forest Products (Capital Goods)	1,100	35,359
USF (Transportation)	1,000	35,045
Value Line (Media)	400	14,374
Vintage Petroleum (Energy)	2,100	35,637
WellCare Health Plans* (Health Care Providers and Services)	200	3,400
Wheeling-Pittsburgh* (Metals and Mining)	2,550	52,925
XM Satellite Radio Holdings (Class A)* (Media)	1,100	29,991
Yankee Candle* (Consumer Durables and Apparel)	1,250	36,562
		3,119,005

Total Investments 99.3% (Cost $5,820,587)		6,203,774

Other Assets Less Liabilities 0.7%		43,263

Net Assets 100.0%		$6,247,037

_____________
*  Non-income producing security.
† The security may be offered and sold only to "qualified institutional buyers" under Rule 144A of the SecuritiesAct of 1933.
See Notes to Financial Statements.

21

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Global Technology Portfolio

	Shares	Value
Common Stocks 96.8%
Bermuda 1.9%
Accenture (Class A)* (IT Consulting and Other Services)	7,600	$208,848

Canada 0.6%
Cognos* (Application Software)	1,800	65,097

Finland 0.8%
TietoEnator (IT Consulting and Other Services)	3,000	91,261

France 0.8%
Alcatel* (Communications Equipment)	5,848	90,987

Germany 2.1%
Infineon Technologies* (Semiconductors and Semiconductor Equipment)	6,500	87,763
SAP (Application Software)	900	150,031
		237,794

India 0.5%
Infosys Technologies (IT Consulting and Other Services)	500	60,080

Israel 2.2%
Check Point Software Technologies* (Systems Software)	6,900	185,817
Orbotech* (Electronic Equipment and Instruments)	2,800	57,260
		243,077

Italy 0.8%
e.Biscom* (Telecommunication Services)	1,600	87,895

Japan 11.4%
Brother Industries (Office Electronics)	11,000	106,955
Canon (Office Electronics)	4,000	212,136
Citizen Watch (Electronic Equipment and Instruments)	9,200	104,603
Fujitsu (Computers and Peripherals)	16,100	114,322
Funai Electric (Consumer Durables and Apparel)	400	60,428
Hoya (Electronic Equipment and Instruments)	1,900	199,497
JSR (Materials)	3,000	56,624
Konica Minolta Holdings (Office Electronics)	4,000	55,564
Matsushita Electric Industrial (Consumer Durables and Apparel)	7,900	112,638
NEC (Computers and Peripherals)	20,200	143,238
Nomura Research Institute (IT Consulting and Other Services)	500	53,408
Yokogawa Electric (Electronic Equipment and Instruments)	4,100	55,065
		1,274,478

Netherlands 1.1%
ASML Holding (NY shares)* (Semiconductors and Semiconductor Equipment)	3,900	66,768
Koninklijke (Royal) Philips Electronics (Consumer Durables and Apparel)	2,100	56,935
		123,703

Sweden 0.5%
Telefonaktiebolaget LM Ericsson* (Communications Equipment)	20,000	59,326

Taiwan 1.8%
Asustek Computer (Computers and Peripherals)	24,000	54,806
Hon Hai Precision Industry (Electronic Equipment and Instruments)	14,000	52,217
Taiwan Semiconductor Manufacturing (Semiconductors and Semiconductor Equipment)	63,648	92,095
		199,118
United Kingdom 1.5%
LogicaCMG (IT Consulting and Other Services)	16,200	53,966
Marconi* (Communications Equipment)	4,405	54,456
The Sage Group (Application Software)	18,300	62,075
		170,497

United States 70.8%
Advanced Micro Devices* (Semiconductors and Semiconductor Equipment)	15,000	238,500
Amdocs* (IT Consulting and Other Services)	16,600	388,938
AmeriTrade Holding* (Financials)	5,000	56,875
Amkor Technology* (Semiconductors and Semiconductor Equipment)	6,700	54,840
Amphenol (Class A)* (Electronic Equipment and Instruments)	6,400	213,248
Avid Technology* (Computers and Peripherals)	3,600	196,434
Avocent* (Communications Equipment)	5,200	190,762
Beckman Coulter (Health Care)	1,400	85,400
BMC Software* (Systems Software)	14,600	270,100
Brocade Communications Systems* (Communications Equipment)	18,200	108,381
Cisco Systems* (Communications Equipment)	12,200	289,201
Citrix Systems* (Systems Software)	8,100	165,199
Computer Associates International (Systems Software)	7,400	207,644
Conexant Systems* (Semiconductors and Semiconductor Equipment)	24,600	106,272
Corning* (Construction and Engineering)	2,300	30,038
Credence Systems* (Semiconductors and Semiconductor Equipment)	4,900	67,424
Dell* (Computers and Peripherals)	1,500	53,902
DJ Orthopedics* (Health Care)	2,300	52,900
DST Systems* (Data Processing and Outsourced Services)	1,300	62,517
Electronics For Imaging* (Computers and Peripherals)	2,200	61,963
FileNet* (Application Software)	4,600	145,107
Fisher Scientific International* (Health Care)	1,700	98,175
Hewlett-Packard (Computers and Peripherals)	10,700	225,770
Hyperion Solutions* (Application Software)	3,100	135,454

_____________
*  Non-income producing security.
See Notes to Financial Statements.

22

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Global Technology Portfolio (continued)

	Shares	Value
United States (continued)
Intel (Semiconductors and Semiconductor Equipment)	5,800	$160,109
InterActive* (Retailing)	5,700	172,055
International Business Machines (Computers and Peripherals)	600	52,890
Intuit* (Application Software)	2,200	84,931
KLA-Tencor* (Semiconductors and Semiconductor Equipment)	1,700	83,971
Laboratory Corporation of America Holdings* (Health Care)	8,100	321,570
Lam Research* (Semiconductors and Semiconductor Equipment)	4,400	117,810
Lawson Software* (Application Software)	7,200	50,904
Lexmark International (Class A)* (Computers and Peripherals)	1,300	125,489
Lucent Technologies* (Communications Equipment)	18,500	69,930
Magma Design Automation* (Application Software)	5,900	113,310
Marvell Technology Group* (Semiconductors and Semiconductor Equipment)	10,400	277,420
Mattson Technology* (Semiconductors and Semiconductor Equipment)	2,700	32,400
Maxim Integrated Products (Semiconductors and Semiconductor Equipment)	2,300	120,785
MEMC Electronic Materials* (Semiconductors and Semiconductor Equipment)	18,100	178,828
Microsoft (Systems Software)	14,800	422,762
National Semiconductor* (Semiconductors and Semiconductor Equipment)	2,400	52,776
Novellus Systems* (Semiconductors and Semiconductor Equipment)	1,800	56,655
Oracle* (Systems Software)	17,200	206,142
Photon Dynamics* (Electronic Equipment and Instruments)	1,700	59,517
QUALCOMM (Communications Equipment)	1,300	94,972
Quest Diagnostics (Health Care)	3,000	254,850
St. Jude Medical* (Health Care)	1,400	105,910
SunGard Data Systems* (Data Processing and Outsourced Services)	6,550	170,300
Symantec* (Systems Software)	9,300	407,293
Synopsys* (Application Software)	11,100	315,185
Take-Two Interactive Software* (Home Entertainment Software)	2,000	61,190
Teradyne* (Semiconductors and Semiconductor Equipment)	3,900	88,530
VERITAS Software* (Systems Software)	6,100	169,275
		7,932,803
Total Investments 96.8% (Cost $9,955,248)		10,844,964

Other Assets Less Liabilities 3.2%		357,258

Net Assets 100.0%		$11,202,222

_____________
* Non-income producing security.
See Notes to Financial Statements.

23

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman High-Yield Bond Portfolio

	Principal Amount	Value
Corporate Bonds 93.6%
Aerospace 2.8%
BE Aerospace 9.50%, 11/1/2008	$ 75,000	$72,750
K & F Industries 9.625%, 12/15/2010	25,000	27,531
Sequa 9%, 8/1/2009	50,000	53,375
TD Funding 8.375%, 7/15/2011	25,000	25,500
		179,156

Auto 5.3%
Dura Operating 9%, 5/1/2009	50,000	49,250
Foamex 10.75%, 4/1/2009	75,000	74,625
Goodyear Tire & Rubber 7.857%, 8/15/2011	50,000	45,875
Stoneridge 11.50%, 5/1/2012	50,000	59,125
Tenneco Automotive 10.25%, 7/15/2013†	50,000	56,750
TRW Automotive Acquisition:
9.375%, 2/15/2013	25,000	28,313
11%, 2/15/2013	16,000	18,960
		332,898

Broadcasting 2.7%
Granite Broadcasting 9.75%, 12/1/2010†	50,000	46,750
Nextmedia Operating 10.75%, 7/1/2011	25,000	28,031
Paxson Communications 0% (12.25%**), 1/15/2009	50,000	43,750
Sinclair Broadcast Group 8%, 3/15/2012	25,000	25,687
Young Broadcasting 10%, 3/1/2011	25,000	25,563
		169,781

Building Products 1.7%
Associated Materials 9.75%, 4/15/2012	50,000	55,750
Euramax International 8.50%, 8/15/2011	25,000	26,125
Texas Industries 10.25%, 6/15/2011	25,000	28,000
		109,875

Cable 4.4%
Charter Communications:
10.25%, 9/15/2010†	100,000	101,250
0% (11.75%**), 5/15/2011	100,000	65,250
CSC Holdings 7.875%, 12/15/2007	25,000	26,125
Insight Midwest/Insight Capital 10.50%,11/1/2010	50,000	54,750
Mediacom Broadband 11%, 7/15/2013	25,000	26,750
		274,125

Capital Goods 4.2%
Blount 13%, 8/1/2009	75,000	80,719
Columbus McKinnon 10%, 8/1/2010	25,000	26,625
JLG Industries 8.375%, 6/15/2012	50,000	51,125
NMHG Holding 10%, 5/15/2009	25,000	27,625
Norcross Safety Products 9.875%, 8/15/2011	25,000	27,125
Park-Ohio Industries 9.25%, 12/1/2007	50,000	51,125
		264,344

Chemicals 9.9%
ARCO Chemical 9.80%, 2/1/2020	50,000	49,250
Equistar Chemicals 10.125%, 9/1/2008	25,000	27,500
Hines Nurseries 10.25%, 10/1/2011	25,000	27,375
Huntsman ICI Chemicals 10.125%, 7/1/2009	75,000	76,875
International Specialty Holdings 10.625%, 12/15/2009	50,000	55,250
Koppers 9.875%, 10/15/2013	25,000	27,500
Lyondell Chemical 11.125%, 7/15/2012	50,000	55,625
Millennium America 9.25%, 6/15/2008	25,000	27,000
Nalco Financial Holdings 0% (9%**), 2/1/2014†	100,000	66,750
Nova Chemicals 7%, 5/15/2006	25,000	26,250
Polyone 10.625%, 5/15/2010	50,000	53,250
Resolution Performance Products 9.50%, 4/15/2010	50,000	51,750
Rockwood Specialties Group 10.625%, 5/15/2011	25,000	26,750
Terra Capital 11.50%, 6/1/2010	50,000	55,000
		626,125

Consumer Products 2.8%
Jostens 0% (10.25%**), 12/1/2013	75,000	51,375
Playtex Products 9.375%, 6/1/2011	25,000	24,437
Rayovac 8.50%, 10/1/2013	25,000	26,375
Remington Arms 10.50%, 2/1/2011	25,000	24,375
Simmons 7.875%, 1/15/2014†	50,000	51,250
		177,812

Containers 3.2%
Anchor Glass Container 11%, 2/15/2013	25,000	28,719
BWAY 10%, 10/15/2010	25,000	26,375
Crown Cork & Seal 8%, 4/15/2023	25,000	21,875
Crown European Holdings 9.50%, 3/1/2011	25,000	27,375
Owens-Illinois:
7.50%, 5/15/2010	50,000	49,250
7.80%, 5/15/2018	25,000	23,000
Pliant 11.125%, 9/1/2009	25,000	26,875
		203,469

Diversified Telecommunication 0.9%
Qwest Services 13.50%, 12/15/2010†	50,000	58,375

Electric 0.8%
CMS Energy 9.875%, 10/15/2007	25,000	27,062
MSW Energy Holdings 8.50%, 9/1/2010	25,000	26,562
		53,624
_____________
†	The security may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
**	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

24

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman High-Yield Bond Portfolio (continued)

	Principal Amount	Value
Energy 3.5%
Chesapeake Energy 8.375%, 11/1/2008	$ 25,000	$27,125
Dynegy Holdings 8.75%, 2/15/2012	25,000	23,875
El Paso 7.875%, 6/15/2012	50,000	45,125
El Paso Production Holdings 7.75%, 6/1/2013	25,000	23,062
Williams Companies 6.75%, 4/15/2009†	100,000	98,750
		217,937

Environmental 0.8%
Allied Waste North America:
7.625%, 1/1/2006	25,000	26,344
7.875%, 4/15/2013	25,000	26,250
		52,594

Finance 0.4%
Western Financial Bank 9.625%, 5/15/2012	25,000	27,625

Food and Beverage 3.1%
Land O’ Lakes 8.75%, 11/15/2011	50,000	46,250
Pilgrim’s Pride 9.25%, 11/15/2013	50,000	53,500
Seminis Vegetable Seeds 10.25%, 10/1/2013	50,000	54,625
UAP Holding 0% (12%**), 7/15/2012†	50,000	40,200
		194,575

Food and Drug 1.5%
General Nutrition Centers 8.50%, 12/1/2010†	25,000	26,063
Rite Aid:
8.125%, 5/1/2010	25,000	26,438
7.70%, 2/15/2027	50,000	44,500
		97,001

Gaming 1.7%
Harrah’s Operating 7.875%, 12/15/2005	50,000	52,938
MGM Grand 9.75%, 6/1/2007	25,000	27,438
Park Place Entertainment 9.375%, 2/15/2007	25,000	27,219
		107,595

Health Care Facilities and Supplies 2.5%
Alliance Imaging 10.375%, 4/15/2011	50,000	52,625
Medex 8.875%, 5/15/2013	50,000	53,000
Province Healthcare 7.50%, 6/1/2013	25,000	24,250
Universal Hospital Services 10.125%, 11/1/2011	25,000	25,500
		155,375

Industrials 0.4%
Sensus Metering Systems 8.625%, 12/15/2013†	25,000	24,125

Leisure 2.0%
Bally Total Fitness 10.50%, 7/15/2011	25,000	23,625
Intrawest 7.50%, 10/15/2013	50,000	49,125
Six Flags 8.875%, 2/1/2010	50,000	49,750
		122,500

Lodging 1.7%
John Q. Hammons Hotels (Series B) 8.875%, 5/15/2012	$25,000	27,250
Host Marriot 9.50%, 1/15/2007	25,000	27,437
MeriStar Hospitality 9.125%, 1/15/2011	50,000	50,750
		105,437

Metals and Mining 4.9%
AK Steel:
7.875%, 2/15/2009	25,000	23,500
7.75%, 6/15/2012	25,000	22,688
Gerdau AmeriSteel 10.375%, 7/15/2011	50,000	56,000
IMCO Recycling 10.375%, 10/15/2010	75,000	81,375
Earle M. Jorgensen 9.75%, 6/1/2012	25,000	27,500
Neenah Foundry 11%, 9/30/2010†	50,000	53,250
United States Steel 10.75%, 8/1/2008	41,000	47,047
		311,360

Paper and Forest Products 5.2%
Buckeye Technologies 8%, 10/15/2010	50,000	46,125
Caraustar Industries 9.875%, 4/1/2011	50,000	50,000
Georgia-Pacific 7.50%, 5/15/2006	75,000	79,875
Jefferson Smurfit 8.25%, 10/1/2012	25,000	26,125
Longview Fibre 10%, 1/15/2009	50,000	54,250
Newark Group 9.75%, 3/15/2014†	50,000	48,125
Tembec Industries 8.50%, 2/1/2011	25,000	25,375
		329,875

Publishing 4.3%
Dex Media East 0% (9%**), 11/15/2013†	175,000	113,750
Houghton Mifflin 9.875%, 2/1/2013	50,000	50,250
Primedia 8.875%, 5/15/2011	25,000	24,875
Vertis:
9.75%, 4/1/2009	25,000	27,000
10.875%, 6/15/2009	25,000	27,000
13.50%, 12/7/2009†	25,000	25,125
		268,000

Restaurants 0.8%
Buffets 11.25%, 7/15/2010	25,000	26,250
Domino’s 8.25%, 7/1/2011	25,000	26,625
		52,875

Satellite 1.6%
EchoStar:
10.375%, 10/1/2007	50,000	53,687
6.375%, 10/1/2011	50,000	49,500
		103,187
_____________
†	The security may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
**	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

25

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman High-Yield Bond Portfolio (continued)

	Principal Amount, Shares or Warrants	Value
Services 3.1%
Mail-Well 7.875%, 12/1/2013†	$ 50,000	$45,750
Mobile Mini 9.50%, 7/1/2013	25,000	27,500
Perry-Judd 10.625%, 12/15/2007	50,000	44,500
Williams Scotsman:
9.875%, 6/1/2007	50,000	49,875
10%, 8/15/2008	25,000	27,375
		195,000

Stores 1.7%
Asbury Auto Group:
9%, 6/15/2012	25,000	25,625
8%, 3/15/2014	25,000	24,000
Central Garden & Pet 9.125%, 2/1/2013	25,000	27,250
Hollywood Entertainment 9.625%, 3/15/2011	25,000	28,875
		105,750

Technology 1.5%
AMI Semiconductor 10.75%, 2/1/2013	32,000	37,520
Xerox 9.75%, 1/15/2009	50,000	57,125
		94,645

Textile and Apparel 0.9%
Russell 9.25%, 5/1/2010	50,000	53,375

Utilities 3.7%
AES 9.375%, 9/15/2010	25,000	26,781
Calpine:
8.50%, 7/15/2010†	50,000	41,625
8.75%, 7/15/2013†	75,000	61,875
Edison Mission Energy 7.73%, 6/15/2009	50,000	48,875
National Waterworks (Series B) 10.50%, 12/1/2012	25,000	27,875
NRG Energy 8%, 12/15/2013†	25,000	25,375
		232,406

Wireless 5.3%
Alamosa Holdings 11%, 7/31/2010	75,000	82,125
Centenial Cellular Operating 10.75%, 12/15/2008	22,000	22,880
Centenial Communications 8.125%, 2/1/2014†	25,000	23,313
Dobson Communications 8.875%, 10/1/2013	25,000	19,125
Nextel Communications 9.375%, 11/15/2009	50,000	53,688
Nextel Partners:
12.50%, 11/15/2009	9,000	10,530
8.125%, 7/1/2011	25,000	25,625
Rural Cellular:
9.75%, 1/15/2010	25,000	22,812
9.875%, 2/1/2010	25,000	24,938
Western Wireless 9.25%, 7/15/2013	50,000	51,750
		336,786

Wireless Tower 4.3%
American Tower:
9.375%, 2/1/2009	50,000		53,625
7.50%, 5/1/2012†	50,000		48,625
Crown Castle International 10.75%, 8/1/2011	50,000		56,250
SBA Telecommunications 0% (9.75%**), 12/15/2011	150,000		111,750
			270,250

Total Corporate Bonds (Cost $5,723,017)			5,907,857

Preferred Stocks 1.2%
Broadcasting 0.5%
Paxson Communications 14.25%	4	shs.	35,150

Publishing 0.7%
Primedia 8.625%	500		43,250

Total Preferred Stocks (Cost $84,219)			78,400

Asset-Backed Securities†† 0.8% (Cost $46,464)
Utilities 0.8%
Midland Funding 11.75%, 7/23/2005	$ 45,822		47,655

Warrants 0.1% (Cost $1,888)
Wireless Tower 0.1%
American Tower†	25	wts.	4,762

Repurchase Agreement 2.4%
State Street Bank & Trust 1.18%, dated 6/30/2004, maturing 7/1/2004, in the amount of $153,005, collateralized by:
$130,000 US Treasury Notes 10.375%, 11/15/2012, with a fair market value of $160,225 (Cost $153,000)	$153,000		153,000

Total Investments 98.1% (Cost $6,008,588)			6,191,674

Other Assets Less Liabilities 1.9%			118,964
Net Assets 100.0%			$6,310,638
_____________
†	The security may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
††	Investments in asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these investments.
**	Deferred-interest debentures pay no interest for a stipulated number of years, after which they pay the indicated coupon rate.
See Notes to Financial Statements.

26

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Income and Growth Portfolio

	Shares	Value
Common Stocks 61.8%
Automobiles and Components 0.7%
Lear*	300	$17,697

Banks 3.4%
Bank of America	200	16,924
Fannie Mae	200	14,272
Freddie Mac	200	12,660
U.S. Bancorp	670	18,465
Wachovia	460	20,470
Wells Fargo	160	9,157
		91,948

Capital Goods 7.1%
Deere	200	14,028
General Dynamics	200	19,860
General Electric	1,610	52,164
Illinois Tool Works	270	25,890
L-3 Communications Holdings*	400	26,720
Masco	600	18,708
Tyco International	1,020	33,803
		191,173

Chemicals 1.2%
Dow Chemical*	300	12,210
Praxair	500	19,955
		32,165

Commercial Services and Supplies 0.7%
ServiceMaster	1,600	19,712

Communications Equipment 1.4%
Andrew*	740	14,759
Cisco Systems*	970	22,994
		37,753

Computers and Peripherals 2.8%
Dell*	850	30,545
Hewlett-Packard	510	10,761
International Business Machines	380	33,497
		74,803

Consumer Durables and Apparel 0.4%
Pulte Homes	200	10,406

Consumer Staples 5.8%
Altria Group	710	35,535
Coca-Cola	390	19,687
Dean Foods*	410	15,297
PepsiCo	400	21,552
Procter & Gamble	500	27,220
Sysco	200	7,174
Wal-Mart Stores	560	29,546
		156,011

Diversified Financials 5.3%
American Express	280	14,386
Bank of New York	420	12,382
Capital One Financial	100	6,838
Citigroup	1,143	53,149
Goldman Sachs Group	60	5,650
MBNA	490	12,637
Merrill Lynch	240	12,955
J.P. Morgan Chase	460	17,834
Morgan Stanley	150	7,916
		143,747

Electronic Equipment and Instruments 0.3%
Jabil Circuit*	370	9,317

Energy 5.2%
BP (ADR) (United Kingdom)	160	8,571
ChevronTexaco	180	16,940
ConocoPhillips	300	22,887
Exxon Mobil	1,224	54,358
Noble*	100	3,789
Noble Energy	250	12,750
Occidental Petroleum	260	12,587
Rowan Companies*	310	7,542
		139,424

Health Care 8.7%
Aetna	100	8,500
Amgen*	210	11,461
Anthem*	100	8,956
Biogen Idec*	200	12,657
Forest Laboratories*	150	8,494
Gilead Sciences*	100	6,693
Johnson & Johnson	550	30,635
Laboratory Corporation of America Holdings*	100	3,970
MedImmune*	300	7,024
Medtronic	200	9,744
Merck	370	17,575
Novartis (ADR) (Switzerland)	620	27,590
Pfizer	1,420	48,678
Teva Pharmaceutical Industries (ADR) (Israel)	200	13,445
Watson Pharmaceuticals*	250	6,725
Wyeth	350	12,656
		234,803

Hotels, Restaurants and Leisure 1.7%
Carnival	450	21,150
International Game Technology	350	13,510
Marriott International (Class A)	210	10,475
		45,135
_____________
* Non-income producing security.
ADR — American Depository Receipts.
See Notes to Financial Statements.

27

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Income and Growth Portfolio (continued)

	Shares or Principal Amount		Value
Insurance 3.3%
American International Group	550	shs.	$39,204
Hartford Financial Services Group	180		12,373
PartnerRe	160		9,076
Prudential Financial	460		21,376
XL Capital (Class A)	100		7,546
			89,575

Media 2.4%
Clear Channel Communications*	420		15,519
Time Warner*	1,220		21,448
Tribune	400		18,216
Univision Communications (Class A)*	320		10,218
			65,401

Metals and Mining 0.3%
Freeport-McMoRan Copper & Gold (Class B)	240		7,956

Paper and Forest Products 0.3%
Weyerhaeuser	140		8,837

Real Estate 0.5%
Apartment Investment & Management (Class A)	400		12,452

Retailing 2.0%
Advance Auto Parts*	200		8,836
eBay*	100		9,200
Michaels Stores	360		19,800
Target	270		11,467
Tiffany	110		4,054
			53,357

Semiconductors and Semiconductor Equipment 1.5%
Intel	960		26,501
Taiwan Semiconductor Manufacturing (ADR) (Taiwan)	1,711		14,221
			40,722

Software and Services 5.7%
Computer Associates International	600		16,836
Electronic Arts*	400		21,794
Microsoft*	2,120		60,558
Oracle*	1,570		18,816
Symantec*	600		26,277
Synopsys*	300		8,519
			152,800
Telecommunication Services 0.5%
American Tower (Class A)*	370		5,624
Crown Castle International*	630		9,292
			14,916

Utilities 0.6%
Dominion Resources	50	3,154
Duke Energy	600	12,174
		15,328

Total Common Stocks (Cost $1,442,295)		1,665,438

Corporate Bonds 17.6%
Automobiles and Components 2.9%
General Motors:
7.125%, 7/15/2013	$25,000	25,719
8.25%, 7/15/2023	10,000	10,498
8.375%, 7/15/2033	40,000	42,459
		78,676

Banks 0.7%
Bank of America:
3.375%, 2/17/2009	15,000	14,422
4.375%, 12/1/2010	5,000	4,880
		19,302

Capital Goods 1.0%
Boeing Capital 5.80%, 1/15/2013	10,000	10,315
General Electric 6.75%, 3/15/2032	15,000	16,178
		26,493

Chemicals 0.5%
E.I. du Pont de Nemours 4.875%, 4/30/2014	15,000	14,656

Computers and Peripherals 0.5%
International Business Machines 8.375%, 11/1/2019	10,000	12,592

Consumer Staples 1.6%
Anheuser-Busch 4.625%, 2/1/2015	5,000	4,724
Coca-Cola Enterprises 7.125%, 8/1/2017	10,000	11,375
Fortune Brand 2.875%, 12/1/2006	10,000	9,900
Procter & Gamble 6.875%, 9/15/2009	15,000	16,797
		42,796

Diversified Financials 4.1%
CIT Group 4.75%, 12/15/2010	15,000	14,739
Ford Motor Credit:
5.625%, 10/1/2008	5,000	5,048
7%, 10/1/2013	15,000	15,167
International Lease Finance 6.375%, 3/15/2009	10,000	10,736
KeyCorp 4.70%, 5/21/2009	15,000	15,070
Lehman Brothers Holdings 4.80%, 3/13/2014	10,000	9,367
Morgan Stanley 3.875%, 1/15/2009	15,000	14,619
Private Export Funding 5.685%, 5/15/2012	15,000	15,781
SLMA 4%, 1/15/2009	10,000	9,832
		110,359
_____________
* Non-income producing security.
See Notes to Financial Statements.

28

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Income and Growth Portfolio (continued)

	Principal Amount	Value
Health Care 0.4%
UnitedHealth Group 3.30%, 1/30/2008	$ 10,000	$9,782

Insurance 1.1%
MetLife:
5%, 11/24/2013	15,000	14,572
6.375%, 6/15/2034	15,000	15,121
		29,693

Media 0.8%
Cox Communications 7.125%, 10/1/2012	15,000	16,465
Time Warner 9.15%, 2/1/2023	5,000	6,192
		22,657

Retailing 0.4%
Safeway 4.125%, 11/1/2008	10,000	9,798

Telecommunication Services 1.4%
Sprint Capital 8.375%, 3/15/2012	20,000	23,020
Verizon Wireless 5.375%, 12/15/2006	15,000	15,647
		38,667

Utilities 2.2%
Carolina Power & Light 5.95%, 3/1/2009	15,000	15,817
Dominion Resources 6.75%, 12/15/2032	10,000	10,077
Duke Capital 4.37%, 3/1/2009	10,000	9,727
Duke Energy 5.30%, 10/1/2015	5,000	4,838
Entergy Gulf States, 5.25%, 8/1/2015	20,000	18,950
		59,409

Total Corporate Bonds (Cost $487,299)		474,880

US Government and Government Agency Securities 12.2%
US Government Securities 1.3%
US Treasury Notes:
2.625%, 3/15/2009	15,000	14,277
3.125%, 4/15/2009	20,000	19,438
Total US Government Securities (Cost $34,577)		33,715

Mortgage-Backed Securities†† 6.7%
FNMA:
7%, 1/1/2012	1,603	1,699
8.50%, 9/1/2015	1,781	1,914
7%, 1/1/2032	4,968	5,255
6%, 3/1/2033	14,869	15,202
5.50%, 8/1/2033	13,497	13,476
FHLMC:
4.50%, 11/1/2007	$ 2,200	$ 2,230
5.50%, 6/1/2018	6,263	6,417
8%, 12/1/2023	3,885	4,262
6%, 3/1/2033	41,285	42,255
4.50%, 8/1/2033	86,751	81,184
5%, 8/1/2033	7,251	7,024
Total Mortgage-Backed Securities (Cost $184,327)		180,918

Agency Securities 4.2%
FHLB 5%, 5/13/2011	25,000	25,395
FNMA:
2.50%, 7/16/2007	25,000	24,262
5.24%, 8/7/2018	65,000	62,973
Total Agency Securities (Cost $117,956)		112,630
Total US Government and Government Agency Securities (Cost $336,860)		327,263

Short-Term Holdings 7.7%
US Government Securities 5.2%
US Treasury Bills:
0.10%, 7/8/2004	45,000	44,992
0.10%, 7/8/2004	95,000	94,981
		139,973

Repurchase Agreement 2.5%
State Street Bank & Trust 1.18%, dated 6/30/2004, maturing 7/1/2004, in the amount of $67,002, collateralized by:
$60,000 US Treasury Notes 10.375%, 11/15/2012, with a fair market value of $73,950	67,000	67,000
Total Short-Term Holdings (Cost $206,973)		206,973

Total Investments 99.3% (Cost $2,473,427)		2,674,554

Other Assets Less Liabilities 0.7%		18,583

Net Assets 100.0%		$2,693,137

_____________
††	Investments in mortgage-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these investments.
See Notes to Financial Statements.

29

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman International Growth Portfolio

	Shares	Value
Common Stocks 95.2%
Canada 7.2%
Canadian National Railway* (Transportation)	700	$30,160
Research In Motion* (Communications Equipment)	3,200	219,071
SNC-Lavalin Group (Capital Goods)	427	15,607
		264,838

France 25.2%
Alcatel* (Communications Equipment)	10,200	158,698
Altran Technologies* (Software and Services)	2,900	36,272
AXA (Insurance)	2,800	62,052
Club Mediterranee* (Hotels, Restaurants and Leisure)	700	33,128
Essilor International (Health Care)	1,500	98,135
Groupe Danone* (Consumer Staples)	900	78,728
Pernod Ricard (Consumer Staples)	400	51,283
Pinault-Printemps-Redoute* (Retailing)	678	69,926
PSA Peugeot Citroen (Automobiles and Components)	700	39,126
Rodriguez Group (Consumer Durables and Apparel)	700	36,698
Total* (Energy)	500	95,720
Unibail (Real Estate)	500	51,801
Vivendi Universal* (Media)	4,200	117,213
		928,780

Germany 7.5%
Allianz (Insurance)	800	87,138
DaimlerChrysler (Automobiles and Components)	1,300	61,191
Freenet.de* (Software and Services)	371	32,180
Muenchener Rueckversicherungs-Gesellschaft* (Insurance)	885	96,501
		277,010

Greece 0.6%
EFG Eurobank Ergasias (Banks)	1,000	21,663

Hong Kong 1.0%
CNOOC (ADR) (Energy)	900	38,475

Ireland 5.8%
Elan (ADR)* (Health Care)	8,700	215,238

Italy 1.3%
Finmeccanica (Capital Goods)	59,000	47,083

Japan 11.5%
Bridgestone (Automobiles and Components)	1,000	18,858
Japan Tobacco (Consumer Staples)	9	69,934
Kao (Consumer Staples)	1,000	24,165
Nintendo (Software and Services)	1,000	116,039
OBIC (Software and Services)	100	21,317
Sumitomo Electric Industries (Capital Goods)	4,000	40,999
Sumitomo Trust & Banking (Banks)	6,000	42,961
Trend Micro (Software and Services)	2,000	89,094
		423,367

Luxembourg 1.0%
SES Global (FDR) (Media)	4,251	$ 35,988

Netherlands 3.7%
European Aeronautic Defence and Space* (Capital Goods)	3,163	88,551
Koninklijke Numico* (Consumer Staples)	1,500	48,377
		136,928

Norway 1.0%
Tandberg (Communications Equipment)	3,410	36,142

Russia 1.2%
LUKOIL (ADR) (Energy)	300	31,350
YUKOS (ADR) (Energy)	400	12,720
		44,070

South Korea 2.7%
Kia Motors (Automobiles and Components)	5,920	50,791
LG Electronics (Consumer Durables and Apparel)	630	30,112
Samsung Electronics (GDR)† (Semiconductors andSemiconductor Equipment)	100	20,575
		101,478

Spain 1.7%
Telefónica (Telecommunication Services)	4,200	62,379

Sweden 3.1%
Telefonaktiebolaget LM Ericsson (ADR)* (Communications Equipment)	3,800	113,582

Switzerland 4.0%
Roche Holding (Health Care)	1,020	101,226
Swatch Group (Class B) (Consumer Durables and Apparel)	1,770	47,342
		148,568

United Kingdom 16.7%
BP (Energy)	8,000	70,679
Capita Group (Commercial Services and Supplies)	8,023	46,382
The Carphone Warehouse Group (Retailing)	39,858	107,126
Dixons Group (Retailing)	18,200	54,691
GUS (Retailing)	3,907	59,991
Imperial Tobacco Group (Consumer Staples)	3,372	72,772
Kensa Electricals* (Retailing)	5,161	27,158
Kingfisher (Retailing)	7,174	37,345
Rolls-Royce Group (Capital Goods)	14,166	64,774
Standard Chartered (Media)	3,200	52,218
Vodafone Group (Telecommunication Services)	10,900	23,932
		617,068
Total Investments 95.2% (Cost $3,047,315)		3,512,657

Other Assets Less Liabilities 4.8%		175,760

Net Assets 100.0%		$3,688,417

_______________
*  Non-income producing security.
† The security may be offered and sold only to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
ADR — American Depository Receipts.
FDR — Fiduciary Depository Receipts.
GDR — Global Depository Receipts.
See Notes to Financial Statements.

30

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Investment Grade Fixed Income Portfolio

	Principal Amount	Value
US Government and Government Agency Securities 47.0%
US Government Securities 6.0%
US Treasury Notes:
3.125%, 4/15/2009	$ 70,000	$68,034
4.25%, 11/15/2013	220,000	214,200
Total US Government Securities (Cost $282,071)		282,234

Mortgage-Backed Securities†† 32.6%
FHLMC:
4.50%, 11/1/2007	138,628	140,493
6%, 11/1/2010	9,642	10,152
5.50%, 6/1/2018	41,247	42,259
8%, 12/1/2023	6,311	6,923
5.50%, 4/1/2029	99,366	99,690
6.50%, 7/1/2032	195,143	203,600
6%, 12/1/2032	160,983	164,767
6%, 3/1/2033	172,646	176,704
4.50%, 8/1/2033	207,239	193,940
5%, 8/1/2033	47,749	46,255
FNMA:
7%, 1/1/2008	22,977	24,358
7%, 2/1/2012	10,556	11,191
8.50%, 9/1/2015	7,421	7,974
6.50%, 5/1/2017	30,603	32,351
5.50%, 2/1/2018	64,560	66,212
7%, 1/1/2032	32,717	34,609
7%, 5/1/2032	85,766	90,724
6%, 3/1/2033	97,912	100,105
5.50%, 8/1/2033	88,881	88,741
Total Mortgage-Backed Securities (Cost $1,557,946)		1,541,048

Agency Securities 8.4%
FHLB 5%, 5/13/2011	70,000	71,106
FHLMC 4.25%, 5/4/2009	165,000	163,747
FNMA 5.24%, 8/7/2018	165,000	159,854
Total Agency Securities (Cost $407,640)		394,707
Total US Government and Government Agency Securities (Cost $2,247,657)		2,217,989

Corporate Bonds 29.9%
Automobiles and Components 3.2%
General Motors:
8.25%, 7/15/2023	50,000	52,490
8.375%, 7/15/2033	95,000	100,840
		153,330

Banks 0.8%
Bank of America 3.375%, 2/17/2009	40,000	38,459

Capital Goods 1.4%
Boeing Capital 5.80%, 1/15/2013	30,000	30,945
General Electric 6.75%, 3/15/2032	35,000	37,748
		68,693

Chemicals 0.8%
E.I. Du Pont de Nemours 4.875%, 4/30/2014	40,000	39,083

Computers and Peripherals 0.7%
International Business Machines 8.375%, 11/1/2019	25,000	31,479

Consumer Staples 3.5%
Anheuser-Busch 4.625%, 2/1/2015	25,000	23,618
Coca-Cola Enterprises 7.125%, 8/1/2017	30,000	34,124
Fortune Brand 2.875%, 12/1/2006	40,000	39,601
Procter & Gamble 6.875%, 9/15/2009	60,000	67,188
		164,531

Diversified Financials 7.6%
CIT Group 4.75%, 12/15/2010	55,000	54,042
Ford Motor Credit:
5.625%, 10/1/2008	25,000	25,241
7%, 10/1/2013	40,000	40,447
International Lease Finance 6.375%, 3/15/2009	20,000	21,473
KeyCorp 4.70%, 5/21/2009	40,000	40,187
Lehman Brothers Holdings 4.80%, 3/13/2014	35,000	32,785
Morgan Stanley 3.875%, 1/15/2009	45,000	43,857
Private Export Funding 5.685%, 5/15/2012	50,000	52,602
SLMA 4%, 1/15/2009	50,000	49,160
		359,794

Health Care 0.9%
UnitedHealth Group 3.30%, 1/30/2008	45,000	44,021

Insurance 1.9%
MetLife:
5%, 11/24/2013	55,000	53,429
6.375%, 6/15/2034	35,000	35,283
		88,712

Media 2.0%
Cox Communications 7.125%, 10/1/2012	40,000	43,907
Time Warner 9.15%, 2/1/2023	40,000	49,538
		93,445

Retailing 1.0%
Safeway 4.125%, 11/1/2008	50,000	48,990

_____________
††	Investments in mortgage-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying mortgage instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these investments.
See Notes to Financial Statements.

31

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Investment Grade Fixed Income Portfolio (continued)

	Principal
	Amount	Value

Telecommunication Services 2.6%
Sprint Capital 8.375%, 3/15/2012	$ 55,000	$63,305
Verizon Wireless 5.375%, 12/15/2006	55,000	57,372
		120,677

Utilities 3.5%
Carolina Power & Light 5.95%, 3/1/2009	40,000	42,178
Dominion Resources 6.75%, 12/15/2032	30,000	30,230
Duke Capital 4.37%, 3/1/2009	20,000	19,453
Duke Energy 5.30%, 10/1/2015	25,000	24,192
Entergy Gulf States 5.25%, 8/1/2015	50,000	47,376
		163,429
Total Corporate Bonds (Cost $1,443,735)		1,414,643

Asset-Backed Securities†† 3.0%
Aerospace & Defense 3.0%
Peco Energy Transition Trust 6.05%, 3/1/2009	100,000	105,548
PP & L Transition 6.83%, 3/25/2007	35,924	36,709
Total Asset-Backed Securities (Cost $135,860)		142,257

Short-Term Holdings 21.1%
US Government Securities 17.7%
US Treasury Bills 0.10%, 7/8/2004	835,000	834,839

Repurchase Agreement 3.4%
State Street Bank & Trust 1.18%, dated 6/30/2004, maturing 7/1/2004, in the amount of $160,005, collateralized by:
$135,000 US Treasury Notes 10.375%, 11/15/2012, with a fair market value of $166,388	160,000	160,000
Total Short-Term Holdings (Cost $994,839)		994,839

Total Investments 101.0% (Cost $4,822,091)		4,769,728

Other Assets Less Liabilities (1.0)%		(49,368)

Net Assets 100.0%		$4,720,360
_____________
††	Investments in asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This, in turn, may impact the ultimate yield realized from these investments.
See Notes to Financial Statements.

32

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Large-Cap Growth Portfolio

	Shares	Value
Common Stocks 97.0%
Automobiles and Components 0.6%
Harley-Davidson	250	$15,485

Biotechnology 3.5%
Amgen*	900	49,117
Biogen Idec*	400	25,314
MedImmune*	500	11,708
		86,139

Capital Goods 15.6%
Boeing	400	20,436
Caterpillar	700	55,608
Deere	500	35,070
Eaton	600	38,844
General Electric	3,950	127,980
Tyco International	2,200	72,908
United Technologies	300	27,444
		378,290

Communications Equipment 5.7%
Avaya*	1,500	23,685
Cisco Systems*	1,900	45,040
Nokia (ADR) (Finland)	1,700	24,718
QUALCOMM	600	43,833
		137,276

Computers and Peripherals 2.9%
Dell*	1,000	35,935
International Business Machines	400	35,260
		71,195

Consumer Staples 8.3%
Coca-Cola	1,200	60,576
Coca-Cola Enterprises	500	14,495
Gillette	300	12,720
PepsiCo	600	32,328
Procter & Gamble	200	10,888
Wal-Mart Stores	1,000	52,760
Walgreen	500	18,105
		201,872

Energy 1.3%
Schlumberger	500	31,755

Financials 7.6%
AFLAC	1,600	65,296
American International Group	300	21,384
Goldman Sachs Group	400	37,664
MBNA	1,000	25,790
Merrill Lynch	200	10,796
Prudential Financial	500	23,235
		184,165

Health Care Equipment and Supplies 5.7%
Baxter International	400	13,804
Boston Scientific*	500	21,400
Hospira*	180	4,968
Medtronic	1,000	48,720
St. Jude Medical*	300	22,695
Zimmer Holdings*	300	26,460
		138,047

Health Care Providers and Services 1.6%
Cardinal Health	200	14,010
UnitedHealth Group	400	24,900
		38,910

Hotels, Restaurants and Leisure 2.0%
Hilton Hotels	1,900	35,454
Starbucks*	300	13,046
		48,500

Media 1.1%
Time Warner*	1,500	26,370

Pharmaceuticals 15.7%
Abbot Laboratories	1,800	73,368
Johnson & Johnson	1,300	72,410
Eli Lilly	400	27,964
Merck	800	38,000
Pfizer	3,730	127,864
Schering-Plough	2,300	42,504
		382,110

Retailing 7.2%
Bed Bath & Beyond*	1,000	38,495
eBay*	100	9,200
Home Depot	900	31,680
InterActive*	800	24,148
Kohl’s*	900	38,052
Target	800	33,976
		175,551

Semiconductors and Semiconductor Equipment 4.8%
Analog Devices*	400	18,832
Applied Materials*	600	11,775
Broadcom (Class A)*	400	18,704
Intel	2,400	66,252
		115,563
_____________
* Non-income producing security.
ADR - American Depository Receipts.
See Notes to Financial Statements.

33

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Large-Cap Growth Portfolio (continued)

	Shares or Principal Amount		Value
Software and Services 13.4%
Accenture (Class A)* (Bermuda)	2,000	shs.	$54,960
Computer Associates International	2,300		64,538
First Data	600		26,712
Fiserv*	500		19,437
Microsoft*	4,300		122,830
Oracle*	1,900		22,771
Yahoo!*	400		14,550
			325,798
Total Common Stocks (Cost $2,197,134)			2,357,026

Repurchase Agreement 1.3%
State Street Bank & Trust 1.18%, dated 6/30/2004, maturing 7/1/2004, in the amount of $33,001, collateralized by:
$30,000 US Treasury Notes 10.375%, 11/15/2012, with a fair market value of $36,975 (Cost $33,000)	$33,000		33,000

Total Investments 98.3% (Cost $2,230,134)			2,390,026

Other Assets Less Liabilities 1.7%			40,692

Net Assets 100.0%			$2,430,718

Seligman Large-Cap Value Portfolio

	Shares	Value
Common Stocks 100.6%
Aerospace and Defense 6.1%
Honeywell International	4,000	$146,520
United Technologies	2,000	182,960
		329,480

Automobiles and Components 2.9%
Ford Motor	10,000	156,500

Banks 12.2%
Bank of America	2,000	169,240
Fannie Mae	2,300	164,128
U.S. Bancorp	7,000	192,920
Washington Mutual	3,500	135,240
		661,528

Chemicals 7.9%
Dow Chemical*	5,500	223,850
Praxair	5,200	207,532
		431,382

Communications Equipment 3.4%
Cisco Systems*	7,700	182,529

Computers and Peripherals 3.7%
International Business Machines	2,300	202,745

Diversified Financials 6.7%
The Bank of New York	6,500	191,620
J.P. Morgan Chase	4,500	174,465
		366,085

Energy 7.9%
ChevronTexaco	1,810	170,339
Valero Energy	3,510	258,897
		429,236

Food and Staple Retailing 3.0%
Costco Wholesale*	4,000	164,640

Health Care Equipment and Supplies 5.2%
Baxter International	4,000	138,040
Medtronic	3,000	146,160
		284,200

Household Products 0.6%
Kimberly-Clark	500	32,940

Industrial Conglomerates 2.4%
General Electric	4,000	129,600

Insurance 8.8%
Allstate	4,000	186,200
St. Paul Companies	4,200	170,268
UNUMProvident	7,800	124,020
		480,488

Paper and Forest Products 6.7%
Georgia-Pacific	5,000	184,900
International Paper	4,000	178,800
		363,700
Pharmaceuticals 5.7%
Pfizer	5,000	171,400
Wyeth	3,900	141,024
		312,424

Retailing 6.4%
The Gap	5,000	121,250
J.C. Penney	6,000	226,560
		347,810
_____________
* Non-income producing security.
See Notes to Financial Statements.

34

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Large-Cap Value Portfolio (continued)

	Shares	Value
Tobacco 3.7%
Altria Group	4,000	$200,200

Transportation 3.6%
CSX	5,000	163,850
Union Pacific	500	29,725
		193,575

Utilities 3.7%
AES	20,000	198,600

Total Investments 100.6% (Cost $4,777,968)		5,467,662

Other Assets Less Liabilities (0.6)%		(31,443)

Net Assets 100.0%		$5,436,219

Seligman Small-Cap Value Portfolio

	Shares	Value
Common Stocks 94.9%
Aerospace and Defense 2.0%
Cubic	310,000	$6,488,300

Chemicals 11.4%
Cabot	160,000	6,512,000
Crompton	950,000	5,985,000
Lyondell Chemical	102,000	1,773,780
Millennium Chemicals*	560,000	9,699,200
Minerals Technologies	110,000	6,380,000
NOVA Chemicals (Canada)	210,000	6,075,300
		36,425,280

Commercial Services and Supplies 8.5%
Brink’s	246,272	8,434,816
Korn/Ferry International	480,000	9,297,600
Sotheby’s Holdings (Class A)*	600,000	9,576,000
		27,308,416

Consumer Staples 2.1%
Bunge	100,000	3,894,000
Constellation Brands (Class B)*	80,000	2,970,400
		6,864,400

Containers and Packaging 0.9%
Smurfit-Stone Container*	150,000	2,985,750

Energy 4.3%
Hanover Compressor*	630,000	7,497,000
Universal Compression Holdings*	204,100	6,261,788
		13,758,788

Financials 7.7%
Allmerica Financial*	210,000	7,098,000
W.R. Berkley	90,000	3,865,500
Commercial Federal	250,000	6,775,000
Montpelier Re Holdings	110,000	3,844,500
The PMI Group	70,000	3,046,400
		24,629,400

Health Care Providers and Services 6.3%
Andrx*	260,000	7,243,600
Apria Healthcare Group*	230,000	6,601,000
Select Medical	470,000	6,307,400
		20,152,000

Hotels, Restaurants and Leisure 1.9%
Ruby Tuesday	220,000	6,039,000

Household Durables 3.5%
Furniture Brands International	190,000	4,759,500
Harman International Industries	70,000	6,370,000
		11,129,500

Machinery 6.9%
Mueller Industries	240,000	8,592,000
Navistar International	61,600	2,387,616
Stewart & Stevenson Services	520,900	9,334,528
Terex*	53,600	1,829,368
		22,143,512

Media 1.7%
Cadmus Communications	363,450	5,384,512

Metals and Mining 2.3%
Peabody Energy	130,000	7,278,700

Paper and Forest Products 0.8%
Bowater	60,000	2,495,400

Pharmaceuticals and Biotechnology 6.5%
Enzon*	400,000	5,118,000
Eon Labs*	200,000	8,184,000
Pharmacopeia*	138,900	791,035
Protein Design Labs*	350,000	6,676,250
		20,769,285

Retailing 9.5%
American Eagle Outfitters*	300,000	8,671,500
Fred’s	320,000	7,054,400
Urban Outfitters*	160,000	9,746,400
The Wet Seal (Class A)*	950,000	4,978,000
		30,450,300

Semiconductors and Semiconductor Equipment 2.8%
Agere Systems (Class A)*	1,600,000	3,680,000
Skyworks Solutions	626,000	5,449,330
		9,129,330
_____________
* Non-income producing security.
See Notes to Financial Statements.

35

Seligman Portfolios, Inc.

Portfolios of Investments (unaudited)
June 30, 2004

Seligman Small-Cap Value Portfolio (continued)

	Shares or Principal Amount		Value
Software and Services 5.3%
Accelrys	410,000	shs.	$4,050,800
Carreker*	597,000		5,972,985
Mentor Graphics	440,000		6,804,600
			16,828,385

Technology Hardware and Equipment 6.8%
Brocade Communications Systems*	1,220,000		7,265,100
Extreme Networks*	1,100,000		6,094,000
Trimble Navigation*	300,000		8,341,500
			21,700,600

Transportation 3.7%
Continental Airlines*	600,000		6,822,000
J.B. Hunt Transport Services	130,000		5,016,700
			11,838,700
Total Common Stocks (Cost $240,058,530)			303,799,558

Repurchase Agreement 1.5%
State Street Bank & Trust 1.18%, dated 6/30/2004, maturing 7/1/2004, in the amount of $4,877,160, collateralized by:
$4,080,000 US Treasury Notes 10.375%, 11/15/2012, with a fair market value of $5,028,600 (Cost $4,877,000)	$4,877,000		4,877,000

Total Investments 96.4% (Cost $244,935,530)			308,676,558

Other Assets Less Liabilities 3.6%			11,589,576

Net Assets 100.0%			$320,266,134

_____________
* Non-income producing security.
See Notes to Financial Statements.

36

Seligman Portfolios, Inc.

Statements of Assets and Liabilities (unaudited)
June 30, 2004

	Seligman Capital Portfolio	Seligman Cash Management Portfolio	Seligman Common Stock Portfolio	Seligman Communications and Information Portfolio	Seligman Frontier Portfolio
Assets:
Investments, at value* (see portfolios of investments):
Long-term holdings	$16,697,313	$—	$11,223,377	$70,627,743	$6,711,145
Repurchase agreements	222,000	554,000	6,000	3,174,000	—
Other short-term holdings	—	2,048,915	—	—	—
Total investments	16,919,313	2,602,915	11,229,377	73,801,743	6,711,145
Cash denominated in US dollars	822	707	1,172	—	—
Cash denominated in foreign currencies**	—	—	—	290,661	—
Receivable for securities sold	229,903	—	—	1,515,764	235,710
Dividends and interest receivable	1,833	43	14,189	16,621	774
Receivable for Capital Stock sold	51	—	—	16,173	—
Receivable from the Manager (Note 5)	—	660	—	—	—
Other	275	4,520	207	1,162	123
Total Assets	17,152,197	2,608,845	11,244,945	75,642,124	6,947,752

Liabilities:
Payable for securities purchased	237,120	—	—	787,023	89,060
Management fee payable	5,476	863	3,714	45,475	4,163
Payable for Capital Stock redeemed	3,629	106	551	13,256	—
Distribution and service fees payable	3,099	—	—	7,675	—
Bank overdraft	—	—	—	256,210	16,478
Accrued expenses and other	31,235	12,982	15,126	62,711	18,234
Total Liabilities	280,559	13,951	19,391	1,172,350	127,935
Net Assets	$16,871,638	$2,594,894	11,225,554	$74,469,774	$6,819,817

Composition of Net Assets:
Capital Stock, $0.001 at par	$1,405	$2,597	$1,108	$6,040	$484
Additional paid-in capital	27,109,739	2,592,297	14,021,611	114,035,743	6,802,560
Undistributed/accumulated net Investment income (loss)	(46,103)	—	158,446	(316,772)	(41,015)
Accumulated net realized loss	(11,988,509)	—	(4,098,972)	(41,695,701)	(1,060,553)
Net unrealized appreciation of investments	1,795,106	—	1,143,361	2,440,464	1,118,341
Net Assets	$16,871,638	$2,594,894	$11,225,554	$74,469,774	$6,819,817

Class 1	$11,676,453	$2,594,894	$11,225,554	$61,749,979	$6,819,817
Class 2	$5,195,185			$12,719,795
Shares of Capital Stock Outstanding:
Class 1	969,879	2,597,268	1,107,820	4,999,086	484,412
Class 2	435,256			1,041,311

Net Asset Value per Share:
Class 1	$12.04	$1.00	$10.13	$12.35	$14.08
Class 2	$11.94			$12.22
_____________
* Cost of investments are as follows:	$15,124,207	$2,602,915	$10,086,016	$71,362,208	$5,592,804
** Cost of foreign currencies as follows:	—	—	—	$289,712	—
See Notes to Financial Statements.

37

Seligman Portfolios, Inc.

Statements of Assets and Liabilities (unaudited)
June 30, 2004

	Seligman Global Growth Portfolio	Seligman Global Smaller Companies Portfolio	Seligman Global Technology Portfolio	Seligman High-Yield Bond Portfolio	Seligman Income and Growth Portfolio
Assets:
Investments, at value* (see portfolios of investments):
Long-term holdings	$2,769,973	$6,203,774	$10,844,964	$6,038,674	$2,467,581
Repurchase agreements	—	—	—	153,000	67,000
Other short-term holdings	—	—	—	—	139,973
Total investments	2,769,973	6,203,774	10,844,964	6,191,674	2,674,554
Cash denominated in US dollars	36,452	—	291,662	274	721
Cash denominated in foreign currencies**	—	6	136,850	—	—
Receivable for securities sold	39,792	111,527	188,897	—	64,864
Dividends and interest receivable	4,008	8,449	2,684	133,676	13,248
Receivable for Capital Stock sold	—	—	160	—	—
Receivable from the Manager (Note 5)	7,902	25,239	5,176	—	495
Unrealized appreciation on forward currency contracts	46	17,577	—	—	—
Other	46	105	199	1,153	50
Total Assets	2,858,219	6,366,677	11,470,592	6,326,777	2,753,932

Liabilities:
Payable for securities purchased	7,129	59,502	221,587	—	44,992
Management fee payable	2,283	5,106	9,073	2,609	873
Payable for Capital Stock redeemed	—	38	507	450	—
Distribution and service fees payable	—	—	888	—	—
Bank overdraft	—	1,211	—	—	—
Unrealized depreciation on forward currency contracts	75	11,470	—	—	—
Accrued expenses and other	18,324	42,313	36,315	13,080	14,930
Total Liabilities	27,811	119,640	268,370	16,139	60,795
Net Assets	$2,830,408	$6,247,037	$11,202,222	$6,310,638	$2,693,137

Composition of Net Assets:
Capital Stock, $0.001 at par	$649	$530	$921	$1,187	$306
Additional paid-in capital	4,249,274	6,759,366	24,125,645	18,750,227	3,085,616
Undistributed/accumulated net investment income (loss)	(1,751)	1,308	(119,919)	919,719	68,980
Accumulated net realized loss	(1,774,789)	(903,789)	(13,693,934)	(13,543,581)	(662,892)
Net unrealized appreciation of investments	345,137	346,291	839,192	183,086	201,127
Net unrealized appreciation on translation of assets and liabilities
denominated in foreign currencies and forward currency contracts	11,888	43,331	50,317	—	—
Net Assets	$2,830,408	$6,247,037	$11,202,222	$6,310,638	$2,693,137
Class 1	$2,830,408	$6,247,037	$8,967,404	$6,310,638
Class 2			2,234,818
Shares of Capital Stock Outstanding:
Class 1	649,310	529,955	736,569	1,187,267	306,230
Class 2			184,611

Net Asset Value per Share:
Class 1	$4.36	$11.79	$12.17	$5.32	$8.79
Class 2			$12.11
_____________
* Cost of investments are as follows:	$2,413,294	$5,820,587	$9,955,248	$6,008,588	$2,473,427
** Cost of foreign currencies as follows:	—	6	137,179	—	—
See Notes to Financial Statements.

38

Seligman Portfolios, Inc.

Statements of Assets and Liabilities (unaudited)
June 30, 2004

	Seligman International Growth Portfolio	Seligman Investment Grade Fixed Income Portfolio	Seligman Large- Cap Growth Portfolio	Seligman Large-Cap Value Portfolio	Seligman Small-Cap Value Portfolio
Assets:
Investments, at value* (see portfolios of investments):
Long-term holdings	$3,512,657	$3,774,889	$2,357,026	$5,467,662	$303,799,558
Repurchase agreements	—	160,000	33,000	—	4,877,000
Other short-term holdings	—	834,839	—	—	—
Total investments	3,512,657	4,769,728	2,390,026	5,467,662	308,676,558
Cash	159,356	1,478	64	—	880
Receivable for securities sold	31,885	99,980	47,770	26,372	235,200
Dividends and interest receivable	8,075	39,767	1,888	9,094	92,235
Receivable for Capital Stock sold	—	—	—	—	12,511,124
Receivable from the Manager (Note 5)	6,770	532	—	—	—
Unrealized appreciation on forward currency contracts	129	—	—	—	—
Other	57	120	38	86	3,268
Total Assets	3,718,929	4,911,605	2,439,786	5,503,214	321,519,265

Liabilities:
Payable for securities purchased	7,129	175,486	—	—	879,192
Management fee payable	2,962	1,565	1,402	3,535	246,732
Payable for Capital Stock redeemed	14	46	—	539	14,269
Distribution and service fees payable	—	—	—	—	12,159
Bank overdraft	—	—	—	54,297	—
Unrealized depreciation on forward currency contracts	81	—	—	—	—
Accrued expenses and other	20,326	14,148	7,666	8,624	100,779
Total Liabilities	30,512	191,245	9,068	66,995	1,253,131
Net Assets	$3,688,417	$4,720,360	$2,430,718	$5,436,219	$320,266,134

Composition of Net Assets:
Capital Stock, $0.001 at par	$369	$439	$378	$556	18,475
Additional paid-in capital	5,846,722	4,098,291	5,149,302	6,117,006	249,898,621
Undistributed/accumulated net investment income (loss)	8,447	381,719	(9,996)	85,230	(739,390)
Undistributed/accumulated net realized gain (loss)	(2,633,136)	292,274	(2,868,858)	(1,456,267)	7,347,400
Net unrealized appreciation (depreciation) of investments	430,181	(52,363)	159,892	689,694	63,741,028
Net unrealized appreciation on translation of assets and liabilities
denominated in foreign currencies and forward currency contracts	35,834	—	—	—	—
Net Assets	$3,688,417	$4,720,360	$2,430,718	$5,436,219
Class 1	$3,688,417	$4,720,360	$2,430,718	$5,436,219	$293,306,268
Class 2					26,959,866
Shares of Capital Stock Outstanding:
Class 1	368,978	438,872	377,727	555,765	16,913,356
Class 2					1,562,249

Net Asset Value per Share:
Class 1	$10.00	$10.76	$6.44	$9.78	$17.34
Class 2					$17.26
_____________
* Cost of investments are as follows:	$3,047,315	$4,822,091	$2,230,134	$4,777,968	$244,935,530
See Notes to Financial Statements.

39

Seligman Portfolios, Inc.

Statements of Operations (unaudited)
For the Six Months Ended June 30, 2004

	Seligman Capital Portfolio	Seligman Cash Management Portfolio	Seligman Common Stock Portfolio	Seligman Communications and Information Portfolio	Seligman Frontier Portfolio
Investment Income:
Dividends*	$36,167	$—	$93,113	$57,596	$14,359
Interest	3,207	14,514	326	11,475	157
Total Investment Income	39,374	14,514	93,439	69,071	14,516
Expenses:
Management fees	34,242	5,859	23,767	283,508	27,637
Shareholder account services	13,158	—	—	21,250	—
Custody and related services	10,051	220	3,100	18,691	10,950
Auditing fees	7,482	4,093	6,378	22,381	5,230
Distribution and service fees — Class 2	6,054	—	—	15,114	—
Shareholder reports and communications	2,818	245	530	4,695	2,211
Directors’ fees and expenses	2,561	2,260	2,532	3,452	2,668
Registration	2,327	214	368	6,504	1,635
Legal fees	967	604	817	3,539	714
Miscellaneous	911	314	629	2,180	686
Total Expenses Before Reimbursement	80,571	13,809	38,121	381,314	51,731
Reimbursement of expenses (Note 5)	—	(3,556)	—	—	—
Total Expenses After Reimbursement	80,571	10,253	38,121	381,314	51,731
Net Investment Income (Loss)	(41,197)	4,261	55,318	(312,243)	(37,215)
Net Realized and Unrealized Gain(Loss) on Investments and Foreign
Currency Transactions:
Net realized gain on investments and foreign currency transactions	1,977,846	—	569,635	8,964,825	828,019
Net realized loss on options written	—	—	—	(1,443)	—
Payments received from the Manager (Note 10)	339	—	1,172	9,056	133
Net change in unrealized appreciation of investments	(828,465)	—	(132,711)	(4,145,840)	(443,493)
Net Gain on Investments and Foreign Currency Transactions	1,149,720	—	438,096	4,826,598	384,659
Increase in Net Assets from Operations	$1,108,523	$4,261	$493,414	$4,514,355	$347,444
_____________
* Net of foreign tax withheld as follows:	$416	—	$707	$1,233	$31
See Notes to Financial Statements

40

Seligman Portfolios, Inc.

Statements of Operations (unaudited)
For the Six Months Ended June 30, 2004

	Seligman Global Growth Portfolio	Seligman Global Smaller Companies Portfolio	Seligman Global Technology Portfolio	Seligman High- Yield Bond Portfolio	Seligman Income and Growth Portfolio
Investment Income:
Dividends*	$16,704	$53,251	$16,093	$8,849	$13,578
Interest	—	372	141	307,941	22,350
Total Investment Income	16,704	53,623	16,234	316,790	35,928
Expenses:
Management fees	14,510	32,557	59,499	17,338	5,511
Shareholder account services	—	—	12,857	—	—
Custody and related services	41,083	137,911	53,775	9,239	8,211
Auditing fees	6,849	9,164	12,017	5,127	4,076
Distribution and service fees — Class 2	—	—	1,766	—	—
Shareholder reports and communications	406	501	3,705	451	378
Directors’ fees and expenses	2,840	3,043	2,741	2,620	2,386
Registration	200	266	3,270	316	210
Legal fees	571	670	866	700	564
Miscellaneous	2,067	2,442	769	724	398
Total Expenses Before Reimbursement	68,526	186,554	151,265	36,515	21,734
Reimbursement of expenses (Note 5)	(43,133)	(121,439)	(36,451)	—	(5,894)
Total Expenses After Reimbursement	25,393	65,115	114,814	36,515	15,840
Net Investment Income (Loss)	(8,689)	(11,492)	(98,580)	280,275	20,088
Net Realized and Unrealized Gain (Loss) on Investments and Foreign
Currency Transactions:
Net realized gain on investments	182,957	526,125	707,114	36,043	77,350
Net realized gain from foreign currency transactions	61,126	91,002	152,475	—	—
Payments received from the Manager (Note 10)	378	3,013	977	—	160
Net change in unrealized appreciation of investments	126,105	(11,744)	(436,567)	(322,095)	(49,977)
Net change in unrealized appreciation on translation of assets and liabilities
denominated in foreign currencies and forward currency contracts	(86,726)	(137,865)	(202,233)	—	—
Net Gain (Loss) on Investments and Foreign Currency Transactions	283,840	470,531	221,766	(286,052)	27,533
Increase (Decrease) in Net Assets from Operations	$275,151	$459,039	$123,186	$(5,777)	$47,621
_____________
* Net of foreign tax withheld as follows:	$1,719	$4,215	$1,649	—	$103
See Notes to Financial Statements.

41

Seligman Portfolios, Inc.

Statements of Operations (unaudited)
For the Six Months Ended June 30, 2004

	Seligman International Growth Portfolio	Seligman Investment Grade Fixed Income Portfolio	Seligman Large- Cap Growth Portfolio	Seligman Large- Cap Value Portfolio	Seligman Small-Cap Value Portfolio
Investment Income:
Dividends*	$33,206	$—	$11,130	$58,129	$843,786
Interest	—	97,867	509	90	20,777
Total Investment Income	33,206	97,867	11,639	58,219	864,563
Expenses:
Management fees	18,626	9,995	8,789	21,860	1,412,695
Shareholder account services	—	—	—	—	21,441
Custody and related services	36,739	6,664	2,800	1,071	35,355
Auditing fees	7,261	4,843	3,882	4,662	64,544
Distribution and service fees — Class 2	—	—	—	—	23,112
Shareholder reports and communications	428	357	377	470	8,751
Directors’ fees and expenses	2,783	2,418	2,710	2,755	5,050
Registration	241	264	197	253	11,430
Legal fees	578	639	521	605	8,228
Interest expense	—	—	—	—	6,249
Miscellaneous	2,139	753	569	636	4,558
Total Expenses Before Reimbursement	68,795	25,933	19,845	32,312	1,601,413
Reimbursement of expenses (Note 5)	(31,544)	(4,696)	—	—	—
Total Expenses After Reimbursement	37,251	21,237	19,845	32,312	1,601,413
Net Investment Income (Loss)	(4,045)	76,630	(8,206)	25,907	(736,850)
Net Realized and Unrealized Gain (Loss) on Investments and
Foreign Currency Transactions:
Net realized gain on investments	228,058	3,994	37,225	134,940	7,223,213
Net realized gain from foreign currency transactions	105,485	—	—	—	—
Payments received from the Manager (Note 10)	—	—	—	744	4,005
Net change in unrealized appreciation of investments	210,771	(104,822)	21,534	126,055	8,653,374
Net change in unrealized appreciation on translation of assets and liabilities
denominated in foreign currencies and forward currency contracts	(150,378)	—	—	—	—
Net Gain (Loss) on Investments and Foreign Currency Transactions	393,936	(100,828)	58,759	261,739	15,880,592
Increase (Decrease) in Net Assets from Operations	$389,891	$(24,198)	$50,553	$287,646	$15,143,742
_____________
* Net of foreign tax withheld as follows:	$5,122	—	$12	—	$4,981
See Notes to Financial Statements.

42

Seligman Portfolios, Inc.

Statements of Changes in Net Assets

Seligman Capital Portfolio	Seligman Cash Management Portfolio	Seligman Common Stock Portfolio
	Six Months Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Six Months Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Six Months Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003
Operations:
Net investment income (loss)	$(41,197)	$(57,684)	$4,261	$24,264	$55,318	$107,932
Net realized gain on investments	1,977,846	2,526,116	—	12	569,635	158,900
Payments received from
the Manager (Note 10)	339	—	—	—	1,172	—
Net change in unrealized appreciation/
depreciation of investments	(828,465)	2,070,339	—	—	(132,711)	2,390,364
Increase in Net Assets
From Operations	1,108,523	4,538,771	4,261	24,276	493,414	2,657,196

Distributions to Shareholders:
Net investment income — Class 1*	—	—	(4,261)	(24,264)	—	(160,989)
Net realized short-term gain
on investments — Class 1*	—	—	—	(12)	—	—
Decrease in Net Assets
From Distributions	—	—	(4,261)	(24,276)	—	(160,989)

Capital Share Transactions:
Proceeds from sale of shares:
Class 1	237,038	552,547	1,452,133	4,805,482	123,315	2,569,547
Class 2	694,630	887,457	—	—	—	—
Value of shares issued in payment of:
Dividends — Class 1	—	—	4,261	24,264	—	160,989
Gain distributions — Class 1	—	—	—	12	—	—
Total	931,668	1,440,004	1,456,394	4,829,758	123,315	2,730,536
Cost of shares redeemed:
Class 1	(1,852,211)	(3,348,021)	(2,895,245)	(8,665,691)	(1,688,008)	(5,860,627)
Class 2	(155,169)	(516,029)	—	—	—	—
Total	(2,007,380)	(3,864,050)	(2,895,245)	(8,665,691)	(1,688,008)	(5,860,627)
Decrease in Net Assets From
Capital Share Transactions	(1,075,712)	(2,424,046)	(1,438,851)	(3,835,933)	(1,564,693)	(3,130,091)
Increase (Decrease) in Net Assets	32,811	2,114,725	(1,438,851)	(3,835,933)	(1,071,279)	(633,884)

Net Assets:
Beginning of period	16,838,827	2,114,725	4,033,745	7,869,678	12,296,833	12,930,717

End of Period**	$16,871,638	$16,838,827	$2,594,894	$4,033,745	$11,225,554	$12,296,833
_____________
* For tax purposes, these distributions are
considered ordinary income.
** Including undistributed net investment
income (net of accumulated net
investment loss) as follows:	$(46,103)	$(4,906)	—	—	$158,446	$103,128
See Notes to Financial Statements.

43

Seligman Portfolios, Inc.

Statements of Changes in Net Assets

	Seligman Communications and Information Portfolio		Seligman Frontier Portfolio		Seligman Global Growth Portfolio
	Six Months Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Six Months Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Six Months Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003
Operations:
Net investment income (loss)	$(312,243)	$(532,150)	$(37,215)	$(96,561)	$(8,689)	$12,249
Net realized gain (loss) on investments	8,964,825	(3,022,520)	828,019	320,925	182,957	(91,388)
Net realized loss on options written	(1,443)	(2,419)	—	—	—	—
Net realized gain from foreign
currency transactions	—	—	—	—	61,126	208,321
Payments received from
the Manager (Note 10)	9,056	—	133	—	378	—
Net change in unrealized appreciation/
depreciation of investments	(4,145,840)	27,327,664	(443,493)	2,037,620	126,105	559,647
Net change in unrealized appreciation/
depreciation on translation of assets
and liabilities denominated in foreign
currencies and forward currency contracts	—	—	—	—	(86,726)	(32,111)
Increase in Net Assets
From Operations	4,514,355	23,770,575	347,444	2,261,984	275,151	656,718

Capital Share Transactions:
Proceeds from sale of shares:
Class 1	1,688,543	3,519,194	148,770	2,046,225	104,681	1,011,244
Class 2	2,389,041	3,083,097	—	—	—	—
Total	4,077,584	6,602,291	148,770	2,046,225	104,681	1,011,244
Cost of shares redeemed:
Class 1	(6,662,474)	(14,902,762)	(1,179,115)	(3,894,408)	(418,578)	(1,432,321)
Class 2	(1,642,368)	(2,600,381)	—	—	—	—
Total	(8,304,842)	(17,503,143)	(1,179,115)	(3,894,408)	(418,578)	(1,432,321)
Decrease in Net Assets From
Capital Share Transactions	(4,227,258)	(10,900,852)	(1,030,345)	(1,848,183)	(313,897)	(421,077)
Increase (Decrease) in Net Assets	287,097	12,869,723	(682,901)	413,801	(38,746)	235,641

Net Assets:
Beginning of period	74,182,677	61,312,954	7,502,718	7,088,917	2,869,154	2,633,513
End of Period**	$74,469,774	$74,182,677	$6,819,817	$7,502,718	$2,830,408	$2,869,154
_____________
** Including undistributed net investment
income (net of accumulated net
investment loss) as follows:	$(316,772)	$(4,529)	$(41,015)	$(3,800)	$(1,751)	$7,559
See Notes to Financial Statements.

44

Seligman Portfolios, Inc.

Statements of Changes in Net Assets

	Seligman Global Smaller Companies Portfolio		Seligman Global Technology Portfolio		Seligman High-Yield Bond Portfolio
	Six Months Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Six Months Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Six Months Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003
Operations:
Net investment income (loss)	$(11,492)	$(9,377)	$(98,580)	$(132,157)	$280,275	$618,002
Net realized gain (loss) on investments	526,125	437,205	707,114	(520,525)	36,043	631,402
Net realized gain from foreign
currency transactions	91,002	396,450	152,475	366,397	—	—
Payments received from
the Manager (Note 10)	3,013	—	977	—	—	—
Net change in unrealized appreciation/
depreciation of investments	(11,744)	1,240,748	(436,567)	3,839,607	(322,095)	372,723
Net change in unrealized appreciation/
depreciation on translation of assets
and liabilities denominated in foreign
currencies and forward currency contracts	(137,865)	(50,883)	(202,233)	8,563	—	—
Increase (Decrease) in Net Assets
From Operations	459,039	2,014,143	123,186	3,561,885	(5,777)	1,622,127

Distributions to Shareholders:
Net investment income — Class 1	—	—	—	—	—	(910,725)
Decrease in Net Assets
From Distributions	—	—	—	—	—	(910,725)

Capital Share Transactions:
Proceeds from sale of shares:
Class 1	83,330	2,015,563	101,104	111,955	527,301	4,138,732
Class 2	—	—	535,812	9,613,546	—	—
Value of shares issued in payment of:
Dividends — Class 1	—	—	—	—	—	910,725
Total	83,330	2,015,563	636,916	9,725,501	527,301	5,049,457
Cost of shares redeemed:
Class 1	(882,557)	(3,357,538)	(1,283,524)	(2,319,689)	(1,931,292)	(6,171,857)
Class 2	—	—	(791,645)	(9,409,491)	—	—
Total	(882,557)	(3,357,538)	(2,075,169)	(11,729,180)	(1,931,292)	(6,171,857)
Decrease in Net Assets From
Capital Share Transactions	(799,227)	(1,341,975)	(1,438,253)	(2,003,679)	(1,403,991)	(1,122,400)
Increase (Decrease) in Net Assets	(340,188)	672,168	(1,315,067)	1,558,206	(1,409,768)	(410,998)

Net Assets:
Beginning of period	6,587,225	5,915,057	12,517,289	10,959,083	7,720,406	8,131,404

End of Period**	$6,247,037	$6,587,225	$11,202,222	$12,517,289	$6,310,638	$7,720,406
_____________
** Including undistributed net investment
income (net of accumulated net
investment loss) as follows:	$1,308	$14,840	$(119,919)	$(3,402)	$919,719	$613,507
See Notes to Financial Statements.

45

Seligman Portfolios, Inc.

Statements of Changes in Net Assets

	Seligman Income and Growth Portfolio		Seligman International Growth Portfolio		Seligman Investment Grade Fixed Income Portfolio
	Six Months Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Six Months Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Six Months Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003
Operations:
Net investment income (loss)	$20,088	$52,640	$(4,045)	$20,911	$76,630	$267,065
Net realized gain (loss) on investments	77,350	80,038	228,058	7,968	3,994	437,101
Net realized gain from foreign
currency transactions	—	—	105,485	385,990	—	—
Payments received from
the Manager (Note 10)	160	—	—	—	—	—
Net change in unrealized appreciation/
depreciation of investments	(49,977)	335,955	210,771	532,044	(104,822)	(263,962)
Net change in unrealized appreciation/
depreciation on translation of assets
and liabilities denominated in foreign
currencies and forward currency contracts	—	—	(150,378)	(48,891)	—	—
Increase (Decrease) in Net Assets
From Operations	47,621	468,633	389,891	898,022	(24,198)	440,204

Distributions to Shareholders:
Net investment income — Class 1	—	(73,431)	—	—	—	(311,958)
Decrease in Net Assets
From Distributions	—	(73,431)	—	—	—	(311,958)

Capital Share Transactions:
Proceeds from sale of shares:
Class 1	39,986	881,516	228,636	1,681,676	794,644	2,719,078
Value of shares issued in payment of:
Dividends — Class 1	—	73,431	—	—	—	311,958
Total	39,986	954,947	228,636	1,681,676	794,644	3,031,036
Cost of shares redeemed:
Class 1	(265,031)	(1,766,315)	(420,375)	(2,404,051)	(2,075,461)	(6,200,744)
Decrease in Net Assets
From Capital Share Transactions	(225,045)	(811,368)	(191,739)	(722,375)	(1,280,817)	(3,169,708)
Increase (Decrease) in Net Assets	(177,424)	(416,166)	198,152	175,647	(1,305,015)	(3,041,462)

Net Assets:
Beginning of period	2,870,561	3,286,727	3,490,265	3,314,618	6,025,375	9,066,837

End of Period**	$2,693,137	$2,870,561	$3,688,417	$3,490,265	$4,720,360	$6,025,375
_____________
** Including undistributed net investment
income as follows:	$68,980	$48,080	$8,447	$12,141	$381,719	$289,730
See Notes to Financial Statements.

46

Seligman Portfolios, Inc.

Statements of Changes in Net Assets

	Seligman Large-Cap Growth Portfolio		Seligman Large-Cap Value Portfolio		Seligman Small-Cap Value Portfolio
	Six Months Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Six Months Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003	Six Months Ended June 30, 2004 (unaudited)	Year Ended December 31, 2003
Operations:
Net investment income (loss)	$(8,206)	$(4,743)	$25,907	$61,704	$(736,850)	(698,182)
Net realized gain (loss) on investments	37,225	(31,852)	134,940	(709,138)	7,223,213	1,055,638
Payments received from
the Manager (Note 10)	—	—	744	—	4,005	—
Net change in unrealized appreciation/
depreciation of investments	21,534	597,045	126,055	1,985,907	8,653,374	67,969,249
Increase in Net Assets
From Operations	50,553	560,450	287,646	1,338,473	15,143,742	68,326,705

Distributions to Shareholders:
Net investment income — Class 1	—	—	—	(71,842)	—	—
Net realized long-term gain
on investments:
Class 1	—	—	—	—	—	(1,339,959)
Class 2	—	—	—	—	—	(115,920)
Decrease in Net Assets
From Distributions	—	—	—	(71,842)	—	(1,455,879)

Capital Share Transactions:
Proceeds from sale of shares:
Class 1	141,364	1,432,727	266,248	2,614,729	87,970,125	89,394,163
Class 2	—	—	—	—	9,678,052	11,012,914
Value of shares issued in payment of:
Dividends — Class 1	—	—	—	71,842	—	—
Gain distributions:
Class 1	—	—	—	—	—	1,339,959
Class 2	—	—	—	—	—	115,920
Total	141,364	1,432,727	266,248	2,686,571	97,648,177	101,862,956
Cost of shares redeemed:
Class 1	(285,852)	(1,406,782)	(573,343)	(3,189,991)	(23,024,473)	(41,802,992)
Class 2	—	—	—	—	(4,004,270)	(4,752,318)
Total	(285,852)	(1,406,782)	(573,343)	(3,189,991)	(27,028,743)	(46,555,310)
Increase (Decrease) in Net Assets
From Capital Share Transactions	(144,488)	25,945	(307,095)	(503,420)	70,619,434	55,307,646
Increase (Decrease) in Net Assets	(93,935)	586,395	(19,449)	763,211	85,763,176	122,178,472

Net Assets:
Beginning of period	2,524,653	1,938,258	5,455,668	4,692,457	234,502,958	112,324,486

End of Period**	$2,430,718	$2,524,653	$5,436,219	$5,455,668	$320,266,134	$234,502,958
_____________
** Including undistributed net investment
income (net of accumulated net
investment loss) as follows:	$(9,996)	$(1,790)	$85,230	$59,323	$(739,390)	$(2,641)
See Notes to Financial Statements.

47

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

1.	Organization — Seligman Portfolios, Inc. (the "Fund") is an open-end diversified management investment company consisting of 15 separate portfolios (the "Portfolios"): Seligman Capital Portfolio ("Capital Portfolio"), Seligman Cash Management Portfolio ("Cash Management Portfolio"), Seligman Common Stock Portfolio ("Common Stock Portfolio"), Seligman Communications and Information Portfolio ("Communications and Information Portfolio"), Seligman Frontier Portfolio ("Frontier Portfolio"), Seligman Global Growth Portfolio ("Global Growth Portfolio"), Seligman Global Smaller Companies Portfolio ("Global Smaller Companies Portfolio"), Seligman Global Technology Portfolio ("Global Technology Portfolio"), Seligman High-Yield Bond Portfolio ("High-Yield Bond Portfolio"), Seligman Income and Growth Portfolio ("Income and Growth Portfolio"), Seligman International Growth Portfolio ("International Growth Portfolio"), Seligman Investment Grade Fixed Income Portfolio ("Investment Grade Portfolio"), Seligman Large-Cap Growth Portfolio ("Large-Cap Growth Portfolio"), Seligman Large-Cap Value Portfolio ("Large-Cap Value Portfolio"), and Seligman Small-Cap Value Portfolio ("Small-Cap Value Portfolio"), each designed to meet different investment goals. Shares of the Fund are provided as an investment medium for variable annuity and life insurance separate accounts offered by various insurance companies. Class 2 shares of the Communications and Information Portfolio are also offered to qualified pension or retirement plans.

2.	Multiple Classes of Shares — The Fund offers two classes of shares. Class 1 shares do not pay a distribution and service fee ("12b-1 fee"). Class 2 shares pay an annual 12b-1 fee of up to 0.25% of average daily net assets. The two classes of shares represent interests in the same portfolio of investments, have the same rights, and are generally identical in all respects except that each class bears its separate class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

3.	Significant Accounting Policies — The financial statements have been prepared in conformity with US generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature.The following summarizes the significant accounting policies of the Fund:

a.	Security Valuation — Net asset value per share is calculated as of the close of business of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern Time. Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or by independent pricing services based on bid prices which consider such factors as coupons, maturities, credit ratings, liquidity, specific terms and features, and the US Treasury yield curve, or are valued by J. & W. Seligman & Co. Incorporated (the "Manager") based on quotations provided by primary market makers in such securities. Notwithstanding these valuation methods, certain Portfolios may adjust the value of securities as described below in order to reflect the fair value of such securities.Many securities markets and exchanges outside the United States ("US") close prior to the close of the NYSE, and therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after the local market close but before the close of the NYSE. The Board of Directors (the "Board") has authorized the use of a third-party service on a regular basis to recommend adjustments to the local closing prices of certain foreign equity securities. The adjustments are based on a statistical analysis of the historical relationship between the price movements of a security and independent variables such as US market movements, sector movements, movements in the ADR of a security (if any), and movements in country or regional exchange-traded funds or futures contracts. The factors used vary with each security, depending on which factors have been most important historically.

Securities for which market quotations are not readily available are valued at fair value determined in accordance with procedures approved by the Board. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts and extreme market volatility in the US markets.

Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at amortized cost.

Investments held by the Cash Management Portfolio are generally valued using the amortized cost method which approximates fair value. Investments of certain other funds in the Seligman Group of Investment Companies purchased to offset the Cash Management Portfolio’s liability for deferred directors’ fees are valued at net asset values

b.	Foreign Securities — The Portfolios may invest up to 10% of their total assets in foreign securities (except Global Growth Portfolio, Global Smaller Companies Portfolio, Global Technology Portfolio, and International Growth Portfolio (together, the "Seligman International Portfolios"), which may invest up to 100% of their total assets in foreign securities). Investments in foreign securities will primarily be traded in foreign currencies, and the Portfolios may temporarily hold funds in foreign currencies. The Portfolios may also invest in US dollar-denominated American Depository Receipts ("ADR"), American Depository Shares ("ADS"), European Depository Receipts ("EDR"), Fiduciary Depository Receipts ("FDR"), Global Depository Receipts ("GDR"), and Global Depository Shares ("GDS"). ADR and ADS are issued by domestic banks or trust companies and evidence ownership of securities issued by foreign corporations. ADR and ADS are traded on United States exchanges or over-the-counter and are not included in the 10% limitation. EDR, FDR, GDR, and GDS are receipts similar to ADR and ADS and are typically issued by foreign banks or trust companies and traded in Europe. The books and records of the Portfolios are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:

48

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

(i)	market value of investment securities, other assets, and liabilities, at the daily rate of exchange as reported by a pricing service;

(ii)	purchases and sales of investment securities, income, and expenses, at the rate of exchange prevailing on the respective dates of such transactions.

The net asset values per share of Portfolios which invest in securities denominated in foreign currencies will be affected by changes in currency exchange rates. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on sales of securities, and net investment income and gains, if any, to be distributed to shareholders of the Portfolios. The rate of exchange between the US dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets.

Net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and from the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolios’ books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of portfolio securities and other foreign currency denominated assets and liabilities at period end, resulting from changes in exchange rates.

The Seligman International Portfolios separate that portion of the results of operations resulting from changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities held in the portfolios. Similarly, these Portfolios separate the effect of changes in foreign currency exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the period.

c.	Forward Currency Contracts — The Seligman International Portfolios may enter into forward currency contracts in order to hedge their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings, or other amounts receivable or payable in foreign currency. A forward contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. The contracts are valued daily at current or forward exchange rates and any unrealized gain or loss is included in net unrealized appreciation or depreciation on translation of assets and liabilities denominated in foreign currencies and forward currency contracts. The gain or loss, if any, arising from the difference between the settlement value of the forward contract and the closing of such contract, is included in net realized gain or loss from foreign currency transactions. For federal income tax purposes, certain open forward currency contracts are treated as sold during the fiscal year and any gains or losses are recognized immediately. As a result, the amount of income distributable to shareholders may vary from the amount recognized for financial reporting purposes.

d.	Options — Each Portfolio is authorized to write and purchase put and call options. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Portfolio enters into a closing transaction), the Portfolio realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). The Portfolio, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

e.	Taxes — The Portfolios’ policy is to comply with the requirements of the Internal Revenue Code applicable to Regulated Investment Companies and to distribute substantially all of their taxable net income and net gain realized to shareholders. Therefore, no provisions for Federal income or excise taxes are required. Withholding taxes on foreign dividends and interest, and for certain countries, taxes on the sale of foreign securities have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.

f.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on the accrual basis. The Portfolios amortize discount and premium on debt securities. Dividends receivable and payable are recorded on ex-dividend dates, except that certain dividends from foreign securities where the ex-dividend dates may have passed are recorded as soon as the Portfolio is informed of the dividend.

g.	Multiple Class Allocations — All income, expenses (other than class-specific expenses), and realized and unrealized gains or losses of a Portfolio are allocated daily to each class of shares based upon the relative value of shares of each class. Class-specific expenses, which include 12b-1 fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended June 30, 2004, 12b-1 fees were the only class-specific expenses.

h.	Repurchase Agreements — The Portfolios may enter into repurchase agreements with commercial banks and with broker/dealers deemed to be creditworthy by the Manager. Securities purchased subject to repurchase agreements are deposited with the Portfolios’ custodians and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. Procedures have been established to monitor, on a daily basis, the market value of the repurchase agreements’ underlying securities to ensure the existence of the proper level of collateral.

49

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

i.	Distributions to Shareholders — The treatment for financial reporting purposes of distributions made during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences primarily are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain and the rechar-acterization of foreign exchange gains or losses to either ordinary income or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassification will have no effect on net assets, results of operations, or net asset values per share of the Portfolios.

4.	Purchases and Sales of Securities — Purchase and sales of portfolio securities, excluding options, US Government obligations and short-term investments, for the six months ended June 30, 2004, were as follows:

Portfolio	Purchases	Sales	Portfolio	Purchases	Sales
Capital	$18,069,716	$18,714,927	High-Yield Bond	$ 3,758,656	$4,821,934
Common Stock	2,264,900	3,522,463	Income and Growth	823,996	1,180,469
Communications and Information	42,129,153	49,523,786	International Growth	4,417,810	4,670,558
Frontier	3,050,569	4,148,234	Investment Grade	1,803,281	3,363,140
Global Growth	3,694,471	3,958,963	Large-Cap Growth	1,181,010	1,255,823
Global Smaller Companies	3,388,212	4,153,058	Large-Cap Value	420,180	543,358
Global Technology	8,275,823	9,564,049	Small-Cap Value	98,529,948	57,794,780

For the six months ended June 30, 2004, purchases and sales of US Government obligations were $739,406 and $726,767, respectively, for the Income and Growth Portfolio, and $3,105,185 and $2,335,227, respectively, for the Investment Grade Portfolio.

At June 30, 2004, the cost of investments of certain Portfolios for federal income tax purposes was greater than the cost for financial reporting purposes, primarily due to the tax deferral of losses on wash sales. The tax basis gross unrealized appreciation and depreciation of portfolio securities, including the effects of foreign currency translations, were as follows:

Portfolio	Tax Basis Cost	Unrealized Appreciation	Unrealized Depreciation	Portfolio	Tax Basis Cost	Unrealized Appreciation	Unrealized Depreciation
Capital	$15,173,441	$2,067,333	$321,461	High-Yield Bond	$6,018,395	$243,222	$69,943
Common Stock	10,088,844	1,552,256	411,723	Income and Growth	2,493,765	230,217	49,428
Communications and Information	71,631,128	7,980,033	5,809,418	International Growth	3,047,315	512,428	47,086
Frontier	5,592,804	1,392,000	273,659	Investment Grade	4,822,548	13,937	66,757
Global Growth	2,418,039	380,652	28,718	Large-Cap Growth	2,284,514	185,140	79,628
Global Smaller Companies	5,823,103	734,595	353,924	Large-Cap Value	4,777,968	998,604	308,910
Global Technology	10,076,539	1,231,934	463,509	Small-Cap Value	245,265,887	82,222,518	18,811,847

Transactions in options written during the six months ended June 30, 2004, were as follows:

Call Options
	Contracts	Premiums
Communications and Information Portfolio:
Options outstanding, December 31, 2003	—	—
Options written	35	$11,270
Options expired	(35)	(11,270)
Options outstanding, June 30, 2004	—	$—

5.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Fund and provides or arranges for the necessary personnel and facilities. The Manager’s fee, which is calculated daily and payable monthly, is equal to 0.40%, on an annual basis, of each of Capital, Cash Management, Common Stock, Income and Growth, and Investment Grade Portfolios’ average daily net assets; equal to 0.75%, on an annual basis, of each of Communications and Information and Frontier Portfolios’ average daily net assets; and equal to 0.50%, on an annual basis, of High-Yield Bond Portfolio’s average daily net assets. The Manager’s fee for the Global Technology Portfolio is equal to 1.00% per annum of the first $2 billion of average daily net assets, 0.95% per annum of the next $2 billion of average daily net assets, and 0.90% per annum in excess of $4 billion of average daily net assets. The Manager’s fee for the Large-Cap Growth Portfolio is equal to 0.70% per annum of the first $1 billion of average daily net assets, 0.65% per annum of the next $1 billion, and 0.60% per annum in excess of $2 billion of average daily net assets of the Portfolio. The Manager’s fee for the Large-Cap Value Portfolio is equal to 0.80% per annum of the first $500 million of average daily net assets, 0.70% per annum of the next $500 million of average daily net assets, and 0.60% per annum in excess of $1 billion of average daily net assets of the Portfolio. The Manager’s fee for the Small-Cap Value Portfolio is equal to 1.00% per annum of the first $500 million of average daily net assets, 0.90% per annum of the next $500 million of average daily net assets, and 0.80% per annum in excess of $1 billion of average daily net assets of the Portfolio.

50

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

Effective September 15, 2003, in connection with the engagement of a new subadviser, the Manager began advising Global Growth Portfolio, Global Smaller Companies Portfolio and International Growth Portfolio (the "Subadvised Portfolios") under an interim management agreement. Under the interim management agreement, the annual management fee rate with respect to the Global Growth Portfolio and the International Growth Portfolio was changed to equal to 1.00% on the first $50 million of the Portfolio’s average daily net assets, 0.95% on the next $1 billion of the Portfolio’s average daily net assets, and 0.90% of the Portfolio’s average daily net assets in excess of $1.05 billion. Also, under the interim management agreement, effective September 15, 2003, the annual management fee rate with respect to Global Smaller Companies Portfolio was changed to equal 1.00% of the first $100 million of that Portfolio’s average daily net assets, and 0.90% of the Portfolio's average daily net assets in excess of $100 million. At a special meeting on December 4, 2003, shareholders of the Subadvised Portfolios approved a new management agreement that is substantially similar in all material respects to the interim management agreement. Such new management agreement became effective on December 5, 2003, and the interim management agreement terminated in accordance with its terms. Prior to September 15, 2003, the Manager’s fee for the Subadvised Portfolios was equal to 1.00% per annum of the first $1 billion of average daily net assets, 0.95% per annum of the next $1 billion of average daily net assets, and 0.90% per annum in excess of $2 billion of average daily net assets of each Portfolio.

The Manager agreed to reimburse expenses, other than management and 12b-1 fees, that exceed a certain rate per annum of the average daily net assets of the following Portfolios.

Portfolio	Rate	Portfolio	Rate
Cash Management	0.30%	Income and Growth	0.75%
Global Growth	0.75	International Growth	1.00
Global Smaller Companies	1.00	Investment Grade	0.45
Global Technology	0.90

The amounts of these reimbursements, where applicable, for the six months ended June 30, 2004, are disclosed in the Statements of Operations, and such amounts receivable from the Manager at June 30, 2004 are disclosed in the Statements of Assets and Liabilities.

Effective September 15, 2003, under an interim subadvisory agreement, Wellington Management Company, LLP (the "Subadviser"), became Subadviser to the Subadvised Portfolios and was responsible for furnishing investment advice, research and assistance with respect to the Subadvised Portfolios. Under the interim subadvisory agreement, the Manager paid the Subadviser a subadvisory fee for each of the Subadvised Portfolios determined as follows: for Global Growth Portfolio and International Growth Portfolio, the Subadviser received 0.45% on the first $50 million of each Portfolio’s average daily net assets and 0.40% of each Portfolio’s average daily net assets in excess of $50 million; for Global Smaller Companies Portfolio, the Subadviser received 0.75% on the first $100 million of the Portfolio’s average daily net assets and 0.65% of the Portfolio’s average daily net assets in excess of $100 million. At a special meeting on December 4, 2003, shareholders of the Subadvised Portfolios approved a new subadvisory agreement that is substantially similar in all material aspects to the interim subadvisory agreement. Such new subadvisory agreement became effective on December 5, 2003, and the interim agreement terminated in accordance with its terms. Effective June 7, 2004, Wellington Management International Ltd., an affiliate of the Subadviser, began providing investment services for a portion of Global Smaller Companies Portfolio.

Compensation of all officers of the Fund, all directors of the Fund who are employees of the Manager, and all personnel of the Fund and the Manager is paid by the Manager. Seligman Advisors, Inc. (the "Distributor"), an affiliate of the Manager, acts as distributor of shares of the Fund.

Under a Rule 12b-1 plan (the "Plan") adopted by the Fund with respect to Class 2 shares of each Portfolio, insurance companies or their affiliates can enter into agreements with the Distributor and receive 12b-1 fees of up to 0.25%, on an annual basis, of the average daily net assets of Class 2 shares attributable to the particular insurance company or qualified plan for providing, among other things, personal services and/or the maintenance of shareholder accounts. Such fees are paid quarterly by each Portfolio to Seligman Advisors pursuant to the Plan. For the six months ended June 30, 2004, fees incurred under the Plan aggregated $6,054, or 0.25% per annum; $15,114, or 0.25% per annum; $1,766 or 0.15% per annum; and $23,112 or 0.19% per annum of the average daily net assets of Class 2 shares of Capital Portfolio, Communications and Information Portfolio, Global Technology Portfolio and Small-Cap Value Portfolio, respectively.

Certain officers and directors of the Fund are officers or directors of the Manager and the Distributor.

The Fund has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of the other funds in the Seligman Group of Investment Companies. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balances at June 30, 2004, are included in accrued expenses and other liabilities. Deferred fees and related accrued earnings are not deductible by the Fund for federal income tax purposes until such amounts are paid.

51

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

6.	Capital Loss Carryforwards and Other Tax Adjustments — At December 31, 2003, the Portfolios had net capital loss carryforwards for federal income tax purposes which are available for offset against future taxable net capital gains. The amounts were determined after adjustments for certain differences between financial reporting and tax purposes, such as wash sale losses. Accordingly, no capital gain distributions are expected to be paid to shareholders of these portfolios until net capital gains have been realized in excess of the available capital loss carryfor-wards. These loss carryforwards expire in fiscal years and amounts as follows:

Fiscal Year	Capital	Common Stock	Communications and Information	Frontier	Global Growth	Global Smaller Companies	Global Technology
2009	$7,281,903	—	$25,201,855	$213,369	$1,166,220	$203,513	$9,391,778
2010	6,635,561	$4,289,259	19,435,297	1,533,424	844,615	1,302,299	4,941,506
2011	—	366,561	5,578,202	135,686	—	—	108,762
Total	$13,917,464	$4,655,820	$50,215,354	$1,882,479	$2,010,835	$1,505,812	$14,442,046

Fiscal Year	High-Yield Bond	Income and Growth	International Growth	Large-Cap Growth	Large-Cap Value
2007	$1,024,202	—	—	—	—
2008	2,846,366	$133,169	$696,478	—	—
2009	5,531,270	21,063	1,358,382	$1,582,183	$34,864
2010	4,147,273	564,798	906,868	1,222,251	770,247
2011	—	—	—	57,774	649,837
Total	$13,549,111	$719,030	$2,961,728	$2,862,208	$1,454,948
7.	Committed Line of Credit — All of the Portfolios, except the Cash Management Portfolio, are participants in a joint $425 million committed line of credit that is shared by substantially all open-end funds in the Seligman Group of Investment Companies. The directors have currently limited each Portfolio’s borrowings to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a rate equal to the overnight federal funds rate plus 0.50%. Each participating Portfolio incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2005, but is renewable annually with the consent of the participating banks.

During the six months ended June 30, 2004, the Small-Cap Value Portfolio periodically borrowed from the credit facility. The average outstanding daily balance of bank loans (based on the number of days the loans were outstanding during the period) was $9,813,333, with a weighted average interest rate of 1.528%. The maximum borrowing outstanding during the period was $13,500,000.

52

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

8.	Outstanding Forward Exchange Currency Contracts — At June 30, 2004, the Fund had outstanding forward exchange currency contracts to purchase or sell foreign currencies as follows:

Contract	Foreign Currency	In Exchange for US$	Settlement Date	Value US$	Unrealized Appreciation (Depreciation)
Global Growth
Bought:
Japanese yen	779,508	7,193	7/2/04	7,129	$(64)
Sold:
Euros	3,367	4,102	7/1/04	4,101	1
British pounds	1,664	3,005	7/2/04	3,016	(11)
British pounds	7,804	14,189	7/6/04	14,147	42
Euros	1,230	1,501	7/6/04	1,498	3

Global Smaller Companies
Bought:
Australian dollars	921	647	7/1/04	640	$(7)
British pounds	8,044	14,722	7/1/04	14,583	(139)
Euros	634	766	7/1/04	772	6
Swiss francs	218	174	7/1/04	174	—
Australian dollars	605	422	7/2/04	421	(1)
British pounds	1,096	1,980	7/2/04	1,987	7
Euros	262	319	7/2/04	319	—
Swedish krona	827	110	7/2/04	110	—
Swiss francs	664	526	7/2/04	530	4
Australian dollars	198,000	132,615	12/31/04	135,116	2,501
Sold:
Euros	665	810	7/1/04	810	—
Japanese yen	533,784	4,953	7/1/04	4,882	71
Swedish krona	1,874	250	7/1/04	249	1
Euros	4,558	5,505	7/2/04	5,551	(46)
Japanese yen	856,828	7,906	7/2/04	7,836	70
Swedish krona	51,045	6,775	7/2/04	6,782	(7)
Canadian dollars	3,714	2,786	7/6/04	2,771	15
Euros	4,437	5,413	7/6/04	5,404	9
Japanese yen	267,529	2,443	7/6/04	2,447	(4)
Australian dollars	198,000	140,248	12/31/04	135,116	5,132
British pounds	184,000	317,248	12/31/04	328,514	(11,266)
Euros	477,000	589,957	12/31/04	580,196	9,761

International Growth
Bought:
Japanese yen	779,508	7,193	7/2/04	7,129	$(64)
Sold:
Norwegian krona	28,856	4,225	7/1/04	4,164	61
British pounds	2,605	4,706	7/2/04	4,723	(17)
British pounds	11,860	21,565	7/6/04	21,500	65
Euros	1,230	1,501	7/6/04	1,498	3

53

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)

9.	Capital Stock Transactions — At June 30, 2004, there were 20,000,000 shares of Capital Stock authorized for each of Global Growth, Global Technology, Large-Cap Growth, Large-Cap Value, and Small-Cap Value Portfolios; 80,000,000 shares for each of Capital, Global Smaller Companies, International Growth, Income and Growth and Investment Grade Portfolios; and 100,000,000 shares for each of Cash Management, Common Stock, Communications and Information, Frontier and High-Yield Bond Portfolios, all at a par value of $0.001 per share. Transactions in shares of Capital Stock were as follows:

	Capital Portfiolio				Cash Management		Common Stock
	Class 1		Class 2		Portfolio		Portfolio
	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03
Sale of shares	20,190	72,801	59,666	94,464	1,452,193	4,805,410	12,391	305,659
Shares issued in payment of dividends	—	—	—	—	4,261	24,264	—	17,054
Shares issued in payment of gain distributions	—	—	—	—	—	12	—	—
Total	20,190	72,801	59,666	94,464	1,456,454	4,829,686	12,391	322,713
Shares redeemed	(157,359)	(393,877)	(13,225)	(56,319)	(2,895,245)	(8,665,691)	(169,243)	(715,328)
Increase (decrease) in shares	(137,169)	(321,076)	46,441	38,145	(1,438,791)	(3,836,005)	(156,852)	(392,615)

	Communications and Information Portfolio				Frontier		Global Growth
	Class 1		Class 2		Portfolio		Portfolio
	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03
Sale of shares	138,911	373,511	198,370	313,833	10,350	194,784	24,526	300,494
Shares redeemed	(551,213)	(1,644,702)	(137,108)	(278,228)	(84,708)	(371,397)	(98,657)	(440,554)
Increase (decrease) in shares	(412,302)	(1,271,191)	61,262	35,605	(74,358)	(176,613)	(74,131)	(140,060)

	Global Smaller		Global Technology Portfolio				High-Yield Bond
	Companies Portfolio		Class 1		Class 2		Portfolio
	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03
Sale of shares	7,144	243,317	8,143	11,232	43,598	951,868	99,380	777,642
Shares issued in payment of dividends	—	—	—	—	—	—	—	172,813
Total	7,144	243,317	8,143	11,232	43,598	951,868	99,380	950,455
Shares redeemed	(76,419)	(403,044)	(104,741)	(234,923)	(64,846)	(927,201)	(362,297)	(1,168,356)
Increase (decrease) in shares	(69,275)	(159,727)	(96,598)	(223,691)	(21,248)	24,667	(262,917)	(217,901)

	Income and Growth Portfolio		International Growth Portfolio		Investment Grade Fixed Income Portfolio		Large-Cap Growth Portfolio
	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03
Sale of shares	4,582	114,117	23,422	236,672	73,860	247,274	22,062	269,501
Shares issued in payment of dividends	—	8,659	—	—	—	28,832	—	—
Total	4,582	122,776	23,422	236,672	73,860	276,106	22,062	269,501
Shares redeemed	(30,173)	(222,443)	(43,482)	(340,729)	(190,324)	(560,251)	(44,894)	(270,277)
Decrease in shares	(25,591)	(99,667)	(20,060)	(104,057)	(116,464)	(284,145)	(22,832)	(776)

54

Seligman Portfolios, Inc.

Notes to Financial Statements (unaudited)
	Large-Cap Value		Small-Cap Value Portfolio
	Portfolio		Class 1		Class 2
	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03	Six Months Ended 6/30/04 (unaudited)	Year Ended 12/31/03
Sale of shares	28,291	347,857	5,064,522	6,743,225	562,806	817,438
Shares issued in payment of dividends	—	8,090	—	—	—	—
Shares issued in payment of gain distributions	—	—	—	84,969	—	7,384
Total	28,291	355,947	5,064,522	6,828,194	562,806	824,822
Shares redeemed	(60,888)	(435,901)	(1,396,094)	(3,126,486)	(238,844)	(374,812)
Increase (decrease) in shares	(32,597)	(79,954)	3,668,428	3,701,708	323,962	450,010

10.	Other Matters — The Manager has conducted an extensive internal review in response to developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies ("Seligman Funds"). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the "SEC"), the NASD and the Attorney General of the State of New York also are reviewing these matters.The Manager also has reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested. The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the four arrangements that permitted frequent trading, which did not affect the Seligman Portfolios, Inc., the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, in May 2004, the Manager made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares, including the following amounts paid to certain portfolios of Seligman Portfolios, Inc., which have been reported as Payments received from the Manager in the Statements of Operations:

Portfolio	Amount	Portfolio	Amount
Capital	$ 339	Global Smaller Companies	$3,013
Common Stock	1,172	Global Technology	977
Communications and Information	9,056	Income and Growth	160
Frontier	133	Large-Cap Value	744
Global Growth	378	Small-Cap Value	4,005

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Seligman Portfolios, Inc.

Financial Highlights

The tables below are intended to help you understand the financial performance of each Class of each Portfolio for the past five and one-half years or from its inception, if less than five and one-half years. Certain information reflects financial results for a single share that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding. "Total return" shows the rate that you would have earned (or lost) on an investment in each Portfolio, assuming you reinvested all your dividends and capital gain distributions. Total returns do not reflect any administrative fees or asset-based sales charges that are associated with variable annuity and variable life insurance contracts, and are not annualized for periods of less than one year.

Capital Portfolio
CLASS 1

	Six Months Ended June 30, 2004	Year Ended December 31,
Per Share Data:	(unaudited)	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.28	$8.29	$12.37	$24.68	$23.90	$20.81
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.02)	(0.03)	(0.05)	(0.06)	0.02	0.01
Net realized and unrealized gain (loss) on investments	0.78	3.02	(4.03)	(4.01)	2.06	10.21
Total from Investment Operations	0.76	2.99	(4.08)	(4.07)	2.08	10.22
Less Distributions:
Dividends from net investment income	—	—	—	(0.02)	—	(0.01)
Distributions from net realized capital gain	—	—	—	(8.22)	(1.30)	(7.12)
Total Distributions	—	—	—	(8.24)	(1.30)	(7.13)
Net Asset Value, End of Period	$12.04	$11.28	$8.29	$12.37	$24.68	$23.90
Total Return:	6.74%	36.07%	(32.98)%	(15.97)%	8.50%	53.33%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$11,676	$12,486	$11,833	$24,349	$37,138	$27,586
Ratio of expenses to average net assets	0.87%†	0.82%	0.80%	0.61%	0.59%	0.59%
Ratio of net investment income (loss) to average net assets	(0.41)%†	(0.33)%	(0.47)%	(0.31)%	0.07%	0.03%
Portfolio turnover rate	108.90%	140.59%	129.07%	215.16%	230.42%	172.88%
Without expense reimbursement:Ø
Ratio of expenses to average net assets		0.96%	0.81%	0.70%
Ratio of net investment loss to average net assets		(0.47)%	(0.48)%	(0.39)%
___________
†  Annualized
Ø The Manager, at its discretion, reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

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Financial Highlights

Capital Portfolio (continued)

CLASS 2

	Six Months Ended June 30, 2004	Year Ended December 31,			8/30/00* to
Per Share Data:	(unaudited)	2003	2002	2001	12/31/00
Net Asset Value, Beginning of Period	$11.20	$8.25	$12.34	$24.68	$33.31
Income (Loss) from Investment Operations:
Net investment loss	(0.04)	(0.05)	(0.07)	(0.11)	(0.05)
Net realized and unrealized gain (loss) on investments	0.78	3.00	(4.02)	(4.01)	(7.28)
Total from Investment Operations	0.74	2.95	(4.09)	(4.12)	(7.33)
Less Distributions:
Distribution from net realized capital gain	—	—	—	(8.22)	(1.30)
Total Distributions	—	—	—	(8.22)	(1.30)
Net Asset Value, End of Period	$11.94	$11.20	$8.25	$12.34	$24.68
Total Return:	6.61%	35.76%	(33.14)%	(16.18)%	(22.15)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,195	$4,353	$2,891	$3,792	$1,569
Ratio of expenses to average net assets	1.12%†	1.07%	1.05%	0.85%	0.84%†
Ratio of net investment loss to average net assets	(0.66)%†	(0.58)%	(0.72)%	(0.55)%	(0.66)%†
Portfolio turnover rate	108.90%	140.59%	129.07%	215.16%	230.42%††
Without expense reimbursement:Ø
Ratio of expenses to average net assets		1.21%	1.06%	0.94%
Ratio of net investment loss to average net assets		(0.72)%	(0.73)%	(0.63)%

Cash Management Portfolio

CLASS 1

	Six Months Ended June 30, 2004		Year Ended December 31,
Per Share Data:	(unaudited)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from Investment Operations:
Net investment income	0.001		0.004	0.010	0.038	0.062	0.050
Total from Investment Operations	0.001		0.004	0.010	0.038	0.062	0.050
Less Distributions:
Dividends from net investment income	(0.001)		(0.004)	(0.010)	(0.038)	(0.062)	(0.050)
Total Distributions	(0.001)		(0.004)	(0.010)	(0.038)	(0.062)	(0.050)
Net Asset Value, End of Period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total Return:	0.15%		0.38%	1.00%	3.88%	6.38%	5.07%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,595		$4,034	$7,870	$12,211	$12,318	$17,611
Ratio of expenses to average net assets	0.70	%†	0.70%	0.69%	0.07%	—	—
Ratio of net investment income to average net assets	0.29	%†	0.39%	0.98%	3.82%	6.17%	4.99%
Without management fee waiver and/or expense reimbursement:Ø
Ratio of expenses to average net assets	0.94	%†	0.83%		0.72%	0.72%	0.65%
Ratio of net investment income to average net assets	0.05	%†	0.26%		3.17%	5.45%	4.34%
______________
*	Commencement of offering of shares.
†	Annualized.
††	For the year ended December 31, 2000.
Ø	The Manager, at its discretion, waived management fees and/or reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

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Financial Highlights

Common Stock Portfolio

CLASS 1

	Six Months Ended June 30, 2004		Year Ended December 31,
Per Share Data:	(unaudited)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.72		$7.80	$10.84	$14.23	$16.61	$18.63
Income (Loss) from Investment Operations:
Net investment income	0.05		0.08	0.08	0.08	0.12	0.32
Net realized and unrealized gain (loss) on investments	0.36		1.97	(3.02)	(1.85)	(1.86)	2.03
Total from Investment Operations	0.41		2.05	(2.94)	(1.77)	(1.74)	2.35
Less Distributions:
Dividends from net investment income	—		(0.13)	(0.10)	(0.15)	(0.01)	(0.32)
Distributions from net realized capital gain	—		—	—	(1.47)	(0.63)	(4.05)
Total Distributions	—		(0.13)	(0.10)	(1.62)	(0.64)	(4.37)
Net Asset Value, End of Period	$10.13		$9.72	$7.80	$10.84	$14.23	$16.61
Total Return:	4.22%		26.30%	(27.16)%	(12.24)%	(10.53)%	13.15%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$11,226		$12,297	$12,931	$23,756	$32,738	$47,303
Ratio of expenses to average net assets	0.64	%†	0.73%	0.60%	0.59%	0.60%	0.52%
Ratio of net investment income to average net assets	0.93	%†	0.92%	0.88%	0.59%	0.71%	1.30%
Portfolio turnover rate	19.17%		127.26%	131.95%	64.45%	52.01%	38.11%

Communications and Information Portfolio

CLASS 1

	Six Months Ended June 30, 2004		Year Ended December 31,
Per Share Data:	(unaudited)	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$11.62	$8.05	$12.59	$14.82	$26.70	$17.14
Income (Loss) from Investment Operations:
Net investment loss	(0.05)	(0.07)	(0.07)	(0.07)	(0.11)	(0.10)
Net realized and unrealized gain (loss) on investments	0.78	3.64	(4.47)	0.80	(9.45)	14.36
Total from Investment Operations	0.73	3.57	(4.54)	0.73	(9.56)	14.26
Less Distributions:
Distributions from net realized capital gain	—	—	—	(2.96)	(2.32)	(4.70)
Total Distributions	—	—	—	(2.96)	(2.32)	(4.70)
Net Asset Value, End of Period	$12.35	$11.62	$8.05	$12.59	$14.82	$26.70
Total Return:	6.28%	44.35%	(36.06)%	5.34%	(36.19)%	85.81%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$61,750	$62,903	$53,769	$113,424	$127,901	$213,961
Ratio of expenses to average net assets	0.97%†	1.01%	0.98%	0.93%	0.87%	0.86%
Ratio of net investment loss to average net assets	(0.79)%†	(0.78)%	(0.76)%	(0.45)%	(0.48)%	(0.51)%
Portfolio turnover rate	57.27%	105.53%	91.37%	130.94%	104.41%	118.16%

______________
† Annualized.
See Notes to Financial Statements.

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Financial Highlights

Communications and Information Portfolio (continued)

CLASS 2

	Six Months Ended June 30, 2004	Year Ended December 31,			5/1/00* to
Per Share Data:	(unaudited)	2003	2002	2001	12/31/00
Net Asset Value, Beginning of Period	$11.51	$7.99	$12.53	$14.80	$30.61
Income (Loss) from Investment Operations:
Net investment loss	(0.06)	(0.10)	(0.10)	(0.11)	(0.08)
Net realized and unrealized gain (loss) on investments	0.77	3.62	(4.44)	0.80	(13.41)
Total from Investment Operations	0.71	3.52	(4.54)	0.69	(13.49)
Less Distributions:
Distribution from net realized capital gain	—	—	—	(2.96)	(2.32)
Total Distributions	—	—	—	(2.96)	(2.32)
Net Asset Value, End of Period	$12.22	$11.51	$7.99	$12.53	$14.80
Total Return:	6.17%	44.06%	(36.23)%	5.08%	(44.40)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$12,720	$11,280	$7,544	$16,537	$7,822
Ratio of expenses to average net assets	1.22%†	1.26%	1.23%	1.18%	1.12%†
Ratio of net investment loss to average net assets	(1.04)%†	(1.03)%	(1.01)%	(0.70)%	(0.61)%†
Portfolio turnover rate	57.27%	105.53%	91.37%	130.94%	104.41%††

Frontier Portfolio

CLASS 1

	Six Months Ended June 30, 2004	Year Ended December 31,
	(unaudited)	2003	2002	2001	2000	1999
Per Share Data:
Net Asset Value, Beginning of Period	$13.43	$9.64	$13.12	$15.26	$18.13	$15.55
Income (Loss) from Investment Operations:
Net investment loss	(0.07)	(0.15)	(0.11)	(0.05)	(0.13)	(0.10)
Net realized and unrealized gain (loss) on investments	0.72	3.94	(3.37)	(1.12)	(2.74)	2.68
Total from Investment Operations	0.65	3.79	(3.48)	(1.17)	(2.87)	2.58
Less Distributions:
Distributions from net realized capital gain	—	—	—	(0.97)	—	—
Total Distributions	—	—	—	(0.97)	—	—
Net Asset Value, End of Period	$14.08	$13.43	$9.64	$13.12	$15.26	$18.13
Total Return:	4.84%	39.32%	(26.52)%	(7.35)%	(15.83)%	16.59%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$6,820	$7,503	$7,089	$13,174	$17,011	$25,706
Ratio of expenses to average net assets	1.40%†	1.68%	1.23%	1.01%	0.95%	0.95%
Ratio of net investment loss to average net assets	(1.01)%†	(1.39)%	(0.93)%	(0.38)%	(0.73)%	(0.68)%
Portfolio turnover rate	41.76%	107.33%	83.83%	125.78%	150.67%	57.93%
Without expense reimbursement:Ø
Ratio of expenses to average net assets		1.71%		1.24%	1.18%	0.96%
Ratio of net investment loss to average net assets		(1.42)%		(0.61)%	(0.96)%	(0.69)%
______________
*	Commencement of offering of shares.
†	Annualized.
††	For the year ended December 31, 2000.
Ø	The Manager, at its discretion, reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

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Financial Highlights

Global Growth Portfolio

CLASS 1

	Six Months Ended June 30, 2004		Year Ended December 31,
Per Share Data:	(unaudited)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$3.97		$3.05	$4.02	$15.11	$18.22	$13.33
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.01)		0.02	—	0.02	(0.13)	(0.06)
Net realized and unrealized gain (loss) on investments	0.44		0.67	(1.19)	(2.99)	(2.28)	7.31
Net realized and unrealized gain (loss) on foreign currency transactions	(0.04)		0.23	0.22	(0.20)	(0.46)	(0.44)
Total from Investment Operations	0.39		0.92	(0.97)	(3.17)	(2.87)	6.81
Less Distributions:
Distributions from net realized capital gain	—		—	—	(7.92)	(0.24)	(1.92)
Total Distributions	—		—	—	(7.92)	(0.24)	(1.92)
Net Asset Value, End of Period	$4.36		$3.97	$3.05	$4.02	$15.11	$18.22
Total Return:	9.82%		30.16%	(24.13)%	(19.93)%	(15.78)%	52.49%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,830		$2,869	$2,634	$4,659	$8,348	$11,889
Ratio of expenses to average net assets	1.75	%†	1.54%	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income (loss) to average net assets	(0.60	)%†	0.49%	0.13%	0.13%	(0.67)%	(0.38)%
Portfolio turnover rate	132.19%		255.31%	145.90%	161.49%	125.84%	69.18%
Without expense reimbursement:Ø
Ratio of expenses to average net assets	4.72	%†	3.83%	2.08%	1.74%	1.71%	1.45%
Ratio of net investment loss to average net assets	(3.57	)%†	(1.80)%	(0.55)%	(0.20)%	(0.98)%	(0.43)%
______________
†	Annualized.
Ø	The Manager, at its discretion, reimbursed expenses for the periods presented.
See Notes to Financial Statements.

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Financial Highlights

Global Smaller Companies Portfolio

CLASS 1

	Six Months Ended June 30, 2004		Year Ended December 31,
Per Share Data:	(unaudited)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.99		$7.79	$10.33	$14.40	$17.48	$13.62
Income (Loss) from Investment Operations:
Net investment loss	(0.02)		(0.01)	(0.06)	(0.06)	(0.09)	(0.06)
Net realized and unrealized gain (loss) on investments	0.90		2.69	(3.00)	(1.40)	(1.91)	4.10
Net realized and unrealized gain (loss) on foreign currency transactions	(0.08)		0.52	0.52	(0.79)	(0.56)	(0.18)
Total from Investment Operations	0.80		3.20	(2.54)	(2.25)	(2.56)	3.86
Less Distributions:
Distributions from net realized capital gain	—		—	—	(1.82)	(0.52)	—
Total Distributions	—		—	—	(1.82)	(0.52)	—
Net Asset Value, End of Period	$11.79		$10.99	$7.79	$10.33	$14.40	$17.48
Total Return:	7.28%		41.08%	(24.59)%	(15.25)%	(14.63)%	23.84%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$6,247		$6,587	$5,915	$10,017	$14,310	$19,569
Ratio of expenses to average net assets	2.00	%†	1.66%	1.40%	1.40%	1.39%	1.40%
Ratio of net investment loss to average net assets	(0.35	)%†	(0.16)%	(0.61)%	(0.49)%	(0.46)%	(0.46)%
Portfolio turnover rate	53.61%		271.45%	93.43%	100.83%	84.86%	46.75%
Without expense reimbursement:Ø
Ratio of expenses to average net assets	5.73	%†	4.08%	2.15%	1.96%		1.60%
Ratio of net investment loss to average net assets	(4.08	)%†	(2.58)%	(1.36)%	(1.05)%		(0.66)%
______________
†	Annualized.
Ø	The Manager, at its discretion, reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

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Financial Highlights

Global Technology Portfolio

CLASS 1

	Six Months Ended June 30, 2004		Year Ended December 31,
Per Share Data:	(unaudited)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$12.06		$8.86	$12.96	$20.14	$27.42	$13.85
Income (Loss) from Investment Operations:
Net investment loss	(0.10)		(0.11)	(0.11)	(0.14)	(0.13)	(0.09)
Net realized and unrealized gain (loss) on investments	0.26		2.98	(4.32)	(4.06)	(6.34)	16.25
Net realized and unrealized gain (loss) on foreign currency transactions	(0.05)		0.33	0.33	(0.25)	(0.01)	(0.04)
Total from Investment Operations	0.11		3.20	(4.10)	(4.45)	(6.48)	16.12
Less Distributions:
Distributions from net realized capital gain	—		—	—	(2.73)	(0.80)	(2.55)
Total Distributions	—		—	—	(2.73)	(0.80)	(2.55)
Net Asset Value, End of Period	$12.17		$12.06	$8.86	$12.96	$20.14	$27.42
Total Return:	0.91%		36.12%	(31.64)%	(22.05)%	(23.75)%	118.80%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$8,967		$10,047	$9,361	$18,533	$25,370	$22,087
Ratio of expenses to average net assets	1.90	%†	1.61%	1.40%	1.40%	1.30%	1.40%
Ratio of net investment loss to average net assets	(1.62	)%†	(1.14)%	(1.06)%	(0.87)%	(0.46)%	(0.51)%
Portfolio turnover rate	72.70%		188.00%	144.18%	160.75%	142.42%	116.88%
Without expense reimbursement:Ø
Ratio of expenses to average net assets	2.51	%†	2.39%	1.80%	1.61%		1.41%
Ratio of net investment loss to average net assets	(2.23	)%†	(1.92)%	(1.46)%	(1.08)%		(0.52)%

CLASS 2

	Six Months Ended June 30, 2004		Year Ended December 31,			5/1/00* to
Per Share Data:	(unaudited)		2003	2002	2001	12/31/00
Net Asset Value, Beginning of Period	$12.00		$8.82	$12.93	$20.14	$30.96
Income (Loss) from Investment Operations:
Net investment loss	(0.11)		(0.13)	(0.13)	(0.17)	(0.12)
Net realized and unrealized gain (loss) on investments	0.27		2.98	(4.31)	(4.06)	(10.01)
Net realized and unrealized gain (loss) on foreign currency transactions	(0.05)		0.33	0.33	(0.25)	0.11
Total from Investment Operations	0.11		3.18	(4.11)	(4.48)	(10.02)
Less Distributions:
Distributions from net realized capital gain	—		—	—	(2.73)	(0.80)
Total Distributions	—		—	—	(2.73)	(0.80)
Net Asset Value, End of Period	$12.11		$12.00	$8.82	$12.93	$20.14
Total Return:	0.92%		36.05%	(31.79)%	(22.20)%	(25.99)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,235		$2,470	$1,598	$3,219	$3,400
Ratio of expenses to average net assets	2.05	%†	1.76%	1.55%	1.54%	1.55%†
Ratio of net investment loss to average net assets	(1.77	)%†	(1.29)%	(1.21)%	(1.02)%	(0.84)%†
Portfolio turnover rate	72.70%		188.00%	144.18%	160.75%	142.42%††
Without expense reimbursement:
Ratio of expenses to average net assets	2.66	%†	2.54%	1.95%	1.75%
Ratio of net investment loss to average net assets	(2.38	)%†	(2.07)%	(1.61)%	(1.23)%
______________
*	Commencement of offering of shares.
†	Annualized.
Ø	The Manager, at its discretion, reimbursed expenses for certain periods presented.
††	For the year ended December 31, 2000.
See Notes to Financial Statements.

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Seligman Portfolios, Inc.

Financial Highlights

High-Yield Bond Portfolio

CLASS 1

	Six Months Ended June 30, 2004		Year Ended December 31,
Per Share Data:	(unaudited)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$5.32		$4.87	$6.10	$8.73	$9.59	$10.87
Income (Loss) from Investment Operations:
Net investment income	0.21		0.44	0.52	0.85	1.03	1.19
Net realized and unrealized gain (loss) on investments	(0.21)		0.72	(0.74)	(2.14)	(1.89)	(1.27)
Total from Investment Operations	—		1.16	(0.22)	(1.29)	(0.86)	(0.08)
Less Distributions:
Dividends from net investment income	—		(0.71)	(1.01)	(1.34)	0.00*	(1.20)
Total Distributions	—		(0.71)	(1.01)	(1.34)	—	(1.20)
Net Asset Value, End of Period	$5.32		$5.32	$4.87	$6.10	$8.73	$9.59
Total Return:	—		23.92%	(3.67)%	(14.70)%	(8.93)%	(0.75)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$6,311		$7,720	$8,131	$12,510	$15,080	$26,892
Ratio of expenses to average net assets	1.05	%†	1.03%	0.91%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	8.08	%†	8.10%	8.82%	10.50%	11.02%	10.33%
Portfolio turnover rate	56.73%		183.09%	170.29%	71.22%	29.57%	57.05%
Without expense reimbursement:Ø
Ratio of expenses to average net assets			1.15%		0.78%	0.78%	0.77%
Ratio of net investment income to average net assets			7.99%		10.42%	10.94%	10.26%

Income and Growth Portfolio

CLASS 1

	Six Months Ended June 30, 2004		Year Ended December 31,
Per Share Data:	(unaudited)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.65		$7.62	$9.04	$9.65	$9.91	$11.01
Income (Loss) from Investment Operations:
Net investment income	0.06		0.14	0.16	0.31	0.30	0.53
Net realized and unrealized gain (loss) on investments	0.08		1.11	(1.21)	(0.46)	(0.52)	(0.23)
Total from Investment Operations	0.14		1.25	(1.05)	(0.15)	(0.22)	0.30
Less Distributions:
Dividends from net investment income	—		(0.22)	(0.37)	(0.46)	(0.01)	(0.52)
Distributions from net realized capital gain	—		—	—	—	(0.03)	(0.88)
Total Distributions	—		(0.22)	(0.37)	(0.46)	(0.04)	(1.40)
Net Asset Value, End of Period	$8.79		$8.65	$7.62	$9.04	$9.65	$9.91
Total Return:	1.62%		16.50%	(11.58)%	(1.49)%	(2.20)%	2.87%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,693		$2,871	$3,287	$4,459	$5,640	$8,595
Ratio of expenses to average net assets	1.15	%†	1.02%	0.95%	0.64%	0.60%	0.60%
Ratio of net investment income to average net assets	1.46	%†	1.70%	1.95%	3.34%	3.07%	3.62%
Portfolio turnover rate	58.29%		288.57%	222.78%	88.69%	61.14%	75.08%
Without expense reimbursement:Ø
Ratio of expenses to average net assets	1.58	%†	1.98%	1.31%	1.02%	0.83%	0.72%
Ratio of net investment income to average net assets	1.03	%†	0.74%	1.59%	2.96%	2.84%	3.50%
______________
*	During 2000, a dividend of $0.004 per share was paid.
†	Annualized.
Ø	The Manager, at its discretion, reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

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Seligman Portfolios, Inc.

Financial Highlights

International Growth Portfolio

CLASS 1

	Six Months Ended June 30, 2004		Year Ended December 31,
Per Share Data:	(unaudited)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$8.97		$6.72	$8.05	$10.65	$16.63	$15.37
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.01)		0.05	0.04	0.03	(0.08)	0.05
Net realized and unrealized gain (loss) on investments	1.16		1.41	(2.13)	(2.43)	(4.45)	4.59
Net realized and unrealized gain (loss) on foreign currency transactions	(0.12)		0.79	0.76	(0.20)	(0.88)	(0.73)
Total from Investment Operations	1.03		2.25	(1.33)	(2.60)	(5.41)	3.91
Less Distributions:
Dividends from net investment income	—		—	—	—	(0.14)	—
Distributions from net realized capital gain	—		—	—	—	(0.43)	(2.65)
Total Distributions	—		—	—	—	(0.57)	(2.65)
Net Asset Value, End of Period	$10.00		$8.97	$6.72	$8.05	$10.65	$16.63
Total Return:	11.48%		33.48%	(16.52)%	(24.41)%	(32.47)%	26.64%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$3,688		$3,490	$3,315	$4,793	$7,150	$10,248
Ratio of expenses to average net assets	2.00	%†	1.64%	1.40%	1.40%	1.40%	1.39%
Ratio of net investment income (loss) to average net assets	(0.22	)%†	0.67%	0.49%	0.34%	(0.57)%	0.33%
Portfolio turnover rate	125.21%		285.08%	183.86%	199.09%	275.32%	79.17%
Without expense reimbursement:Ø
Ratio of expenses to average net assets	3.69	%†	3.45%	1.96%	1.80%	2.03%	1.66%
Ratio of net investment income (loss) to average net assets	(1.91	)%†	(1.14)%	(0.07)%	(0.06)%	(1.20)%	0.06%
______________
†	Annualized.
Ø	The Manager, at its discretion, reimbursed expenses for the periods presented.
See Notes to Financial Statements.

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Seligman Portfolios, Inc.

Financial Highlights

Investment Grade Fixed Income Portfolio

CLASS 1

	Six Months Ended June 30, 2004	Year Ended December 31,
Per Share Data:	(unaudited)	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$10.85		$10.80	$10.25	$10.22	$9.27	$10.38
Income (Loss) from Investment Operations:
Net investment income	0.14		0.34	0.42	0.57	0.60	0.64
Net realized and unrealized gain (loss) on investments	(0.23)		0.17	0.58	(0.01)	0.35	(1.10)
Total from Investment Operations	(0.09)		0.51	1.00	0.56	0.95	(0.46)
Less Distributions:
Dividends from net investment income	—		(0.46)	(0.45)	(0.53)	—	(0.65)
Total Distributions	—		(0.46)	(0.45)	(0.53)	—	(0.65)
Net Asset Value, End of Period	$10.76		$10.85	$10.80	$10.25	$10.22	$9.27
Total Return:	(0.83)%		4.72%	9.83%	5.52%	10.25%	(4.48)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,720		$6,025	$9,067	$7,103	$6,483	$4,947
Ratio of expenses to average net assets	0.85	%†	0.85%	0.82%	0.63%	0.60%	0.60%
Ratio of net investment income to average net assets	3.07	%†	3.08%	3.94%	5.35%	6.23%	5.56%
Portfolio turnover rate	107.82%		445.98%	291.98%	146.08%	63.07%	64.22%
Without expense reimbursement:Ø
Ratio of expenses to average net assets	1.04	%†	0.91%		0.76%	0.84%	0.71%
Ratio of net investment income to average net assets	2.88	%†	3.02%		5.22%	5.99%	5.45%
______________
†	Annualized.
Ø	The Manager, at its discretion, reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

65

Seligman Portfolios, Inc.

Financial Highlights

Large-Cap Growth Portfolio

CLASS 1

	Six Months Ended June 30, 2004	Year Ended December 31,				5/1/99* to
Per Share Data:	(unaudited)	2003	2002	2001	2000	12/31/99
Net Asset Value, Beginning of Period	$6.30	$4.83	$7.47	$10.21	$12.16	$10.00
Income (Loss) from Investment Operations:
Net investment income (loss)	(0.02)	(0.01)	(0.02)	—	0.01	—
Net realized and unrealized gain (loss) on investments	0.16	1.48	(2.62)	(1.89)	(1.96)	2.16
Total from Investment Operations	0.14	1.47	(2.64)	(1.89)	(1.95)	2.16
Less Distributions:
Dividends from net investment income	—	—	—	(0.01)	—	—
Distribution from net realized capital gain	—	—	—	(0.84)	—	—
Total Distributions	—	—	—	(0.85)	—	—
Net Asset Value, End of Period	$6.44	$6.30	$4.83	$7.47	$10.21	$12.16
Total Return:	2.22%	30.43%	(35.34)%	(18.37)%	(16.04)%	21.60%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,431	$2,525	$1,938	$3,930	$5,255	$3,668
Ratio of expenses to average net assets	1.58%†	1.29%	1.15%	0.74%	0.70%	0.70	%†
Ratio of net investment income (loss) to average net assets	(0.65)%†	(0.23)%	(0.38)%	(0.04)%	0.08%	(0.03	)%†
Portfolio turnover rate	49.08%	66.98%	81.67%	166.24%	179.44%	56.69	%††
Without expense reimbursement:Ø
Ratio of expenses to average net assets		1.73%	1.46%	1.13%	1.18%	1.52	%†
Ratio of net investment loss to average net assets		(0.67)%	(0.69)%	(0.42)%	(0.40)%	(0.85	)%†
______________
*	Commencement of operations.
†	Annualized.
Ø	The Manager, at its discretion, reimbursed expenses for certain periods presented.
††	For the year ended December 31, 1999.
See Notes to Financial Statements.

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Financial Highlights

Large-Cap Value Portfolio

CLASS 1

	Six Months Ended June 30, 2004		Year Ended December 31,
Per Share Data:	(unaudited)		2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$9.27		$7.02	$10.46	$11.59	$9.28	$9.66
Income (Loss) from Investment Operations:
Net investment income	0.04		0.11	0.10	0.09	0.14	0.10
Net realized and unrealized gain (loss) on investments	0.47		2.27	(3.43)	(1.06)	2.25	(0.37)
Total from Investment Operations	0.51		2.38	(3.33)	(0.97)	2.39	(0.27)
Less Distributions:
Dividends from net investment income	—		(0.13)	(0.11)	(0.11)	0.00*	(0.11)
Distributions from net realized capital gain	—		—	—	(0.05)	(0.08)	—
Total Distributions	—		(0.13)	(0.11)	(0.16)	(0.08)	(0.11)
Net Asset Value, End of Period	$9.78		$9.27	$7.02	$10.46	$11.59	$9.28
Total Return:	5.50%		33.91%	(31.90)%	(8.28)%	25.84%	(2.76)%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$5,436		$5,456	$4,692	$7,708	$6,057	$5,758
Ratio of expenses to average net assets	1.18	%†	1.18%	1.16%	0.83%	0.80%	0.80%
Ratio of net investment income to average net assets	0.95	%†	1.34%	1.12%	1.13%	1.51%	1.18%
Portfolio turnover rate	7.70%		16.60%	21.83%	28.17%	42.29%	28.01%
Without expense reimbursement:Ø
Ratio of expenses to average net assets			1.29%		1.10%	1.22%	1.13%
Ratio of net investment income (loss) to average net assets			1.23%		0.86%	1.09%	0.85%
______________
*	During 2000, a dividend of $0.002 per share was paid.
†	Annualized.
Ø	The Manager, at its discretion, reimbursed expenses for certain periods presented.
See Notes to Financial Statements.

67

Seligman Portfolios, Inc.

Financial Highlights

Small-Cap Value Portfolio

CLASS 1

	Six Months Ended June 30, 2004	Year Ended December 31,
Per Share Data:	(unaudited)	2003	2002	2001	2000	1999
Net Asset Value, Beginning of Period	$16.20	$10.87	$13.04	$10.58	$8.08	$7.31
Income (Loss) from Investment Operations:
Net investment loss	(0.04)	(0.05)	(0.06)	(0.03)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments	1.18	5.48	(1.94)	2.52	2.66	2.49
Total from Investment Operations	1.14	5.43	(2.00)	2.49	2.65	2.46
Less Distributions:
Distributions from net realized capital gain	—	(0.10)	(0.17)	(0.03)	(0.15)	(1.69)
Total Distributions	—	(0.10)	(0.17)	(0.03)	(0.15)	(1.69)
Net Asset Value, End of Period	$17.34	$16.20	$10.87	$13.04	$10.58	$8.08
Total Return:	7.04%	49.94%	(15.37)%	23.52%	33.00%	35.26%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$293,306	$214,525	$103,770	$100,090	$16,495	$4,403
Ratio of expenses to average net assets	1.12%†	1.16%	1.18%	1.19%	1.00%	1.00%
Ratio of net investment loss to average net assets	(0.51) %†	(0.42)%	(0.51)%	(0.29)%	(0.22)%	(0.27)%
Portfolio turnover rate	20.59%	18.31%	56.74%	29.99%	42.27%	90.51%
Without expense reimbursement:Ø
Ratio of expenses to average net assets				1.22%	1.45%	1.41%
Ratio of net investment loss to average net assets				(0.32)%	(0.67)%	(0.68)%

CLASS 2

	Six Months Ended June 30, 2004	Year Ended December 31,		5/1/01* to
Per Share Data:	(unaudited)	2003	2002	12/31/01
Net Asset Value, Beginning of Period	$16.13	$10.85	$13.04	$10.78
Income (Loss) from Investment Operations:
Net investment loss	(0.06)	(0.08)	(0.08)	(0.03)
Net realized and unrealized gain (loss) on investments	1.19	5.46	(1.94)	2.32
Total from Investment Operations	1.13	5.38	(2.02)	2.29
Less Distributions:
Distributions from net realized capital gain	—	(0.10)	(0.17)	(0.03)
Total Distributions	—	(0.10)	(0.17)	(0.03)
Net Asset Value, End of Period	$17.26	$16.13	$10.85	$13.04
Total Return:	7.01%	49.57%	(15.52)%	21.23%

Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$26,960	$19,978	$8,554	$5,178
Ratio of expenses to average net assets	1.31%†	1.35%	1.37%	1.39	%†
Ratio of net investment loss to average net assets	(0.70)%†	(0.61)%	(0.70)%	(0.46	)%†
Portfolio turnover rate	20.59%	18.31%	56.74%	29.99	%††
Without expense reimbursement:Ø
Ratio of expenses to average net assets				1.41	%†
Ratio of net investment loss to average net assets				(0.48	)%†
______________
*	Commencement of offering of shares.
†	Annualized.
Ø	The Manager, at its discretion, reimbursed expenses for certain periods presented.
††	For the year ended December 31, 2001.
See Notes to Financial Statements.

68

Seligman Portfolios, Inc.

Board of Directors

Robert B. Catell 2, 3		William C. Morris
•	Chairman, Chief Executive Officer and Director,	•	Chairman, J. & W. Seligman & Co. Incorporated
	KeySpan Corporation	•	Chairman, Carbo Ceramics Inc.

John R. Galvin 1, 3		Leroy C. Richie 1, 3
•	Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University	•	Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.
		•	Director, Kerr-McGee Corporation

Alice S. Ilchman 2, 3		Robert L. Shafer 2, 3
•	President Emerita, Sarah Lawrence College	•	Retired Vice President, Pfizer Inc.
•	Director, Jeannette K. Watson Summer Fellowship
•	Trustee, Committee for Economic Development

Frank A. McPherson 2, 3		James N. Whitson 1, 3
•	Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation	•	Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
•	Director, ConocoPhillips	•	Director, CommScope, Inc.
•	Director, Integris Health

John E. Merow 1, 3		Brian T. Zino
•	Retired Chairman and Senior Partner, Sullivan & Cromwell LLP	•	Director and President, J. & W. Seligman & Co. Incorporated
•	Director, Commonwealth Industries, Inc.	•	Chairman, Seligman Data Corp.
•	Trustee, New York-Presbyterian Hospital	•	Director, ICI Mutual Insurance Company
		•	Member of the Board of Governors, Investment Company Institute

Betsy S. Michel 1, 3
•	Trustee, The Geraldine R. Dodge Foundation	Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris	Kendall C. Peterson	Paul H. Wick
Chairman	Vice President	Vice President

Brian T. Zino	Richard S. Rosen	Thomas G. Rose
President and Chief Executive Officer	Vice President	Vice President

Neil T. Eigen	Frederick J. Ruvkun	Lawrence P. Vogel
Vice President	Vice President	Vice President and Treasurer

Christopher J. Mahony	Richard R. Schmaltz	Frank J. Nasta
Vice President	Vice President	Secretary

Richard M. Parower	Marion S. Schultheis
Vice President	Vice President

69

SELIGMAN ADVISORS, INC. an affiliate of J. & W. SELIGMAN & CO. INCORPORATED ESTABLISHED 1864 100 Park Avenue, New York, NY 10017

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Portfolios, Inc., which contains information about the management fees and other costs. Please read the prospectus carefully before investing or sending money.

SP3 6/04 Printed on Recycled Paper

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.
Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 7, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	September 7, 2004

By:	/S/LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	September 7, 2004

SELIGMAN PORTFOLIOS, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.